UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2024

International Bond Fund

Investor Class (RPIBX)

This annual shareholder report contains important information about International Bond Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Bond Fund - Investor Class	$65	0.67%

What drove fund performance during the past 12 months?

  Global fixed income markets fell over the 12-month reporting period due to weaker currencies versus the dollar and rising bond yields at the end of the period, despite many central banks easing monetary policy.

  The fund benefited from its exposure to euro-denominated government-related bonds and corporate credit relative to the Bloomberg Global Aggregate ex USD Bond Index. Additionally, the fund’s underweight currency exposure in the Chinese yuan and short Taiwanese dollar, relative to the benchmark, added value amid U.S. dollar strength during the reporting period.

  Against the style-specific index, an underweighting duration in China dragged on performance as local yields fell over the reporting period, with China’s central bank maintaining mostly stimulative monetary policy. Long exposure in the Brazilian real detracted as the country suffered amid investor concerns over the government's spending plans and wide budget deficit.

  The fund seeks to provide current income and capital appreciation primarily through a focus on foreign bonds, including exposure to various countries, bond sectors, and currencies. During the period, the fund shifted to a long position in the U.S. dollar due to the anticipation of near-term dollar strength.

  The fund held material exposure to derivatives, including currency, interest rate, and credit derivatives. The fund’s derivatives exposure to currency forwards had a negative impact on absolute performance, although exposure to interest rate derivatives moderated the impact.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2015	9,662	9,808	9,537
2015	9,575	9,692	9,457
2015	9,498	9,775	9,518
2015	9,430	9,685	9,398
2016	10,205	10,256	10,174
2016	10,522	10,552	10,521
2016	10,744	10,638	10,629
2016	9,638	9,887	9,538
2017	9,912	10,061	9,775
2017	10,297	10,323	10,121
2017	10,530	10,505	10,372
2017	10,712	10,618	10,541
2018	11,137	10,762	10,923
2018	10,464	10,463	10,402
2018	10,303	10,366	10,221
2018	10,398	10,490	10,315
2019	10,602	10,721	10,471
2019	10,987	11,075	10,829
2019	10,934	11,154	10,767
2019	11,091	11,208	10,839
2020	10,509	11,171	10,549
2020	11,126	11,542	10,906
2020	11,685	11,849	11,357
2020	12,366	12,238	11,935
2021	11,699	11,693	11,303
2021	11,827	11,846	11,407
2021	11,622	11,741	11,226
2021	11,478	11,662	11,093
2022	10,806	10,944	10,411
2022	9,535	10,040	9,264
2022	8,536	9,343	8,445
2022	9,148	9,767	9,019
2023	9,394	10,061	9,295
2023	9,245	9,907	9,095
2023	8,871	9,552	8,731
2023	9,797	10,326	9,535
2024	9,459	10,111	9,229
2024	9,255	9,999	9,034
2024	9,981	10,697	9,803
2024	9,295	10,151	9,133

202501-4140694, 202502-4108506

F76-052 2/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
International Bond Fund (Investor Class)	-5.12%	-3.47%	-0.73%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	-1.69	-1.96	0.15
Bloomberg Global Aggregate ex USD Bond Index (Strategy Benchmark)	-4.22	-3.37	-0.90

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$828,344
  Number of Portfolio Holdings597
  Investment Advisory Fees Paid (000s)$2,734
  Portfolio Turnover Rate54.3%

What did the fund invest in?

Geographic Allocation (as a % of Net Assets)

United States	14.7%
Japan	10.5
Canada	7.9
China	7.6
France	5.3
United Kingdom	4.9
Germany	3.9
Australia	3.8
Indonesia	3.5
Other	37.9

Top Ten Holdings (as a % of Net Assets)

Government of Japan	10.5%
People's Republic of China	6.8
U.S. Treasury Bills	5.9
Republic of France	3.6
Government of Malaysia	3.5
Republic of Indonesia	3.3
Canadian Treasury Bill	3.2
United Kingdom Gilt	2.2
Government of Canada Real Return Bond, Inflation-Indexed	2.0
Commonwealth of Australia	2.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

International Bond Fund

Investor Class (RPIBX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

International Bond Fund

Advisor Class (PAIBX)

This annual shareholder report contains important information about International Bond Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Bond Fund - Advisor Class	$106	1.09%

What drove fund performance during the past 12 months?

  Global fixed income markets fell over the 12-month reporting period due to weaker currencies versus the dollar and rising bond yields at the end of the period, despite many central banks easing monetary policy.

  The fund benefited from its exposure to euro-denominated government-related bonds and corporate credit relative to the Bloomberg Global Aggregate ex USD Bond Index. Additionally, the fund’s underweight currency exposure in the Chinese yuan and short Taiwanese dollar, relative to the benchmark, added value amid U.S. dollar strength during the reporting period.

  Against the style-specific index, an underweighting duration in China dragged on performance as local yields fell over the reporting period, with China’s central bank maintaining mostly stimulative monetary policy. Long exposure in the Brazilian real detracted as the country suffered amid investor concerns over the government's spending plans and wide budget deficit.

  The fund seeks to provide current income and capital appreciation primarily through a focus on foreign bonds, including exposure to various countries, bond sectors, and currencies. During the period, the fund shifted to a long position in the U.S. dollar due to the anticipation of near-term dollar strength.

  The fund held material exposure to derivatives, including currency, interest rate, and credit derivatives. The fund’s derivatives exposure to currency forwards had a negative impact on absolute performance, although exposure to interest rate derivatives moderated the impact.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2015	9,655	9,808	9,537
2015	9,559	9,692	9,457
2015	9,474	9,775	9,518
2015	9,400	9,685	9,398
2016	10,166	10,256	10,174
2016	10,474	10,552	10,521
2016	10,688	10,638	10,629
2016	9,582	9,887	9,538
2017	9,846	10,061	9,775
2017	10,222	10,323	10,121
2017	10,456	10,505	10,372
2017	10,628	10,618	10,541
2018	11,041	10,762	10,923
2018	10,355	10,463	10,402
2018	10,187	10,366	10,221
2018	10,271	10,490	10,315
2019	10,477	10,721	10,471
2019	10,865	11,075	10,829
2019	10,790	11,154	10,767
2019	10,935	11,208	10,839
2020	10,367	11,171	10,549
2020	10,954	11,542	10,906
2020	11,507	11,849	11,357
2020	12,153	12,238	11,935
2021	11,502	11,693	11,303
2021	11,608	11,846	11,407
2021	11,413	11,741	11,226
2021	11,262	11,662	11,093
2022	10,584	10,944	10,411
2022	9,333	10,040	9,264
2022	8,330	9,343	8,445
2022	8,869	9,767	9,019
2023	9,060	10,061	9,295
2023	8,887	9,907	9,095
2023	8,524	9,552	8,731
2023	9,405	10,326	9,535
2024	9,078	10,111	9,229
2024	8,868	9,999	9,034
2024	9,551	10,697	9,803
2024	8,886	10,151	9,133

202501-4140694, 202502-4108506

F276-052 2/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
International Bond Fund (Advisor Class)	-5.51%	-4.06%	-1.17%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	-1.69	-1.96	0.15
Bloomberg Global Aggregate ex USD Bond Index (Strategy Benchmark)	-4.22	-3.37	-0.90

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$828,344
  Number of Portfolio Holdings597
  Investment Advisory Fees Paid (000s)$2,734
  Portfolio Turnover Rate54.3%

What did the fund invest in?

Geographic Allocation (as a % of Net Assets)

United States	14.7%
Japan	10.5
Canada	7.9
China	7.6
France	5.3
United Kingdom	4.9
Germany	3.9
Australia	3.8
Indonesia	3.5
Other	37.9

Top Ten Holdings (as a % of Net Assets)

Government of Japan	10.5%
People's Republic of China	6.8
U.S. Treasury Bills	5.9
Republic of France	3.6
Government of Malaysia	3.5
Republic of Indonesia	3.3
Canadian Treasury Bill	3.2
United Kingdom Gilt	2.2
Government of Canada Real Return Bond, Inflation-Indexed	2.0
Commonwealth of Australia	2.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

International Bond Fund

Advisor Class (PAIBX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

International Bond Fund

I Class (RPISX)

This annual shareholder report contains important information about International Bond Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Bond Fund - I Class	$53	0.54%

What drove fund performance during the past 12 months?

  Global fixed income markets fell over the 12-month reporting period due to weaker currencies versus the dollar and rising bond yields at the end of the period, despite many central banks easing monetary policy.

  The fund benefited from its exposure to euro-denominated government-related bonds and corporate credit relative to the Bloomberg Global Aggregate ex USD Bond Index. Additionally, the fund’s underweight currency exposure in the Chinese yuan and short Taiwanese dollar, relative to the benchmark, added value amid U.S. dollar strength during the reporting period.

  Against the style-specific index, an underweighting duration in China dragged on performance as local yields fell over the reporting period, with China’s central bank maintaining mostly stimulative monetary policy. Long exposure in the Brazilian real detracted as the country suffered amid investor concerns over the government's spending plans and wide budget deficit.

  The fund seeks to provide current income and capital appreciation primarily through a focus on foreign bonds, including exposure to various countries, bond sectors, and currencies. During the period, the fund shifted to a long position in the U.S. dollar due to the anticipation of near-term dollar strength.

  The fund held material exposure to derivatives, including currency, interest rate, and credit derivatives. The fund’s derivatives exposure to currency forwards had a negative impact on absolute performance, although exposure to interest rate derivatives moderated the impact.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2024

	I Class	Regulatory Benchmark	Strategy Benchmark
8/28/15	500,000	500,000	500,000
9/30/15	498,482	501,660	500,759
12/31/15	495,106	497,024	494,458
3/31/16	535,943	526,344	535,303
6/30/16	552,221	541,556	553,510
9/30/16	564,100	545,978	559,192
12/31/16	506,769	507,392	501,809
3/31/17	520,739	516,329	514,261
6/30/17	541,762	529,764	532,502
9/30/17	554,205	539,107	545,684
12/31/17	563,983	544,913	554,573
3/31/18	586,579	552,331	574,667
6/30/18	550,700	536,964	547,285
9/30/18	542,361	532,004	537,768
12/31/18	548,720	538,375	542,670
3/31/19	559,695	550,229	550,912
6/30/19	580,214	568,357	569,745
9/30/19	577,669	572,420	566,461
12/31/19	586,175	575,198	570,279
3/31/20	555,738	573,318	554,986
6/30/20	588,569	592,355	573,770
9/30/20	618,298	608,120	597,503
12/31/20	654,493	628,094	627,914
3/31/21	620,104	600,076	594,693
6/30/21	626,529	607,952	600,166
9/30/21	616,002	602,582	590,614
12/31/21	608,572	598,530	583,648
3/31/22	573,218	561,655	547,760
6/30/22	506,130	515,250	487,426
9/30/22	452,762	479,470	444,296
12/31/22	485,983	501,278	474,533
3/31/23	499,214	516,350	489,056
6/30/23	490,765	508,450	478,487
9/30/23	471,101	490,216	459,356
12/31/23	521,093	529,926	501,679
3/31/24	503,349	518,887	485,567
6/30/24	491,997	513,157	475,311
9/30/24	531,464	548,990	515,784
12/31/24	494,481	520,975	480,491

202501-4140694, 202502-4108506

F527-052 2/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 8/28/15
International Bond Fund (I Class)	-5.11%	-3.34%	-0.12%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	-1.69	-1.96	0.44
Bloomberg Global Aggregate ex USD Bond Index (Strategy Benchmark)	-4.22	-3.37	-0.43

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$828,344
  Number of Portfolio Holdings597
  Investment Advisory Fees Paid (000s)$2,734
  Portfolio Turnover Rate54.3%

What did the fund invest in?

Geographic Allocation (as a % of Net Assets)

United States	14.7%
Japan	10.5
Canada	7.9
China	7.6
France	5.3
United Kingdom	4.9
Germany	3.9
Australia	3.8
Indonesia	3.5
Other	37.9

Top Ten Holdings (as a % of Net Assets)

Government of Japan	10.5%
People's Republic of China	6.8
U.S. Treasury Bills	5.9
Republic of France	3.6
Government of Malaysia	3.5
Republic of Indonesia	3.3
Canadian Treasury Bill	3.2
United Kingdom Gilt	2.2
Government of Canada Real Return Bond, Inflation-Indexed	2.0
Commonwealth of Australia	2.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

International Bond Fund

I Class (RPISX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

International Bond Fund

Z Class (TRLZX)

This annual shareholder report contains important information about International Bond Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Bond Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  Global fixed income markets fell over the 12-month reporting period due to weaker currencies versus the dollar and rising bond yields at the end of the period, despite many central banks easing monetary policy.

  The fund benefited from its exposure to euro-denominated government-related bonds and corporate credit relative to the Bloomberg Global Aggregate ex USD Bond Index. Additionally, the fund’s underweight currency exposure in the Chinese yuan and short Taiwanese dollar, relative to the benchmark, added value amid U.S. dollar strength during the reporting period.

  Against the style-specific index, an underweighting duration in China dragged on performance as local yields fell over the reporting period, with China’s central bank maintaining mostly stimulative monetary policy. Long exposure in the Brazilian real detracted as the country suffered amid investor concerns over the government's spending plans and wide budget deficit.

  The fund seeks to provide current income and capital appreciation primarily through a focus on foreign bonds, including exposure to various countries, bond sectors, and currencies. During the period, the fund shifted to a long position in the U.S. dollar due to the anticipation of near-term dollar strength.

  The fund held material exposure to derivatives, including currency, interest rate, and credit derivatives. The fund’s derivatives exposure to currency forwards had a negative impact on absolute performance, although exposure to interest rate derivatives moderated the impact.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Z Class	Regulatory Benchmark	Strategy Benchmark
3/16/20	10,000	10,000	10,000
3/31/20	9,835	9,896	9,838
6/30/20	10,431	10,225	10,171
9/30/20	10,974	10,497	10,592
12/31/20	11,634	10,842	11,131
3/31/21	11,035	10,358	10,542
6/30/21	11,165	10,494	10,639
9/30/21	10,991	10,402	10,470
12/31/21	10,873	10,332	10,346
3/31/22	10,253	9,695	9,710
6/30/22	9,075	8,894	8,641
9/30/22	8,128	8,276	7,876
12/31/22	8,737	8,653	8,412
3/31/23	8,987	8,913	8,670
6/30/23	8,846	8,777	8,482
9/30/23	8,503	8,462	8,143
12/31/23	9,406	9,147	8,893
3/31/24	9,097	8,957	8,608
6/30/24	8,916	8,858	8,426
9/30/24	9,631	9,476	9,143
12/31/24	8,985	8,993	8,518

202501-4140694, 202502-4108506

F1255-052 2/25

Average Annual Total Returns

	1 Year	Since Inception 3/16/20
International Bond Fund (Z Class)	-4.48%	-2.21%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	-1.69	-2.19
Bloomberg Global Aggregate ex USD Bond Index (Strategy Benchmark)	-4.22	-3.29

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$828,344
  Number of Portfolio Holdings597
  Investment Advisory Fees Paid (000s)$2,734
  Portfolio Turnover Rate54.3%

What did the fund invest in?

Geographic Allocation (as a % of Net Assets)

United States	14.7%
Japan	10.5
Canada	7.9
China	7.6
France	5.3
United Kingdom	4.9
Germany	3.9
Australia	3.8
Indonesia	3.5
Other	37.9

Top Ten Holdings (as a % of Net Assets)

Government of Japan	10.5%
People's Republic of China	6.8
U.S. Treasury Bills	5.9
Republic of France	3.6
Government of Malaysia	3.5
Republic of Indonesia	3.3
Canadian Treasury Bill	3.2
United Kingdom Gilt	2.2
Government of Canada Real Return Bond, Inflation-Indexed	2.0
Commonwealth of Australia	2.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

International Bond Fund

Z Class (TRLZX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$39,999	$39,183
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,262,000 and $1,524,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
RPIBX International Bond Fund
PAIBX International Bond
Fund–
.
Advisor Class
RPISX International Bond
Fund–
.
I Class
TRLZX International Bond
Fund–
.
Z Class

T. ROWE PRICE International Bond Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 7 .38 $ 7 .07 $ 9 .03 $ 9 .91 $ 9 .01
Investment activities
Net investment income
(1)(2)
0 .23 0 .19 0 .14 0 .12 0 .13
Net realized and unrealized
gain/loss ( 0 .60 ) 0 .30 ( 1 .96 ) ( 0 .83 ) 0 .90
Total from investment
activities ( 0 .37 ) 0 .49 ( 1 .82 ) ( 0 .71 ) 1 .03
Distributions
Net investment income — ( 0 .03 ) ( 0 .08 ) ( 0 .12 ) ( 0 .13 )
Net realized gain — — — ( 0 .05 ) —
Tax return of capital ( 0 .22 ) ( 0 .15 ) ( 0 .06 ) — —
Total distributions ( 0 .22 ) ( 0 .18 ) ( 0 .14 ) ( 0 .17 ) ( 0 .13 )
NET ASSET VALUE
End of period $ 6 .79 $ 7 .38 $ 7 .07 $ 9 .03 $ 9 .91

T. ROWE PRICE International Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(3)
( 5 .12 ) % 7 .09% ( 20 .30 ) % ( 7 .19 ) % 11 .50%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .87% 0 .90% 0 .86% 0 .71% 0 .69%
Net expenses after
waivers/payments by Price
Associates 0 .67% 0 .67% 0 .67% 0 .69% 0 .69%
Net investment income 3 .20% 2 .69% 1 .77% 1 .31% 1 .37%
Portfolio turnover rate 54 .3% 68 .1% 69 .3% 37 .9% 61 .2%
Net assets, end of period (in
millions) $187 $244 $253 $478 $843
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE International Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 7 .26 $ 7 .07 $ 9 .06 $ 9 .93 $ 9 .03
Investment activities
Net investment income
(1)(2)
0 .19 0 .12 0 .05 0 .09 0 .09
Net realized and unrealized
gain/loss ( 0 .59 ) 0 .29 ( 1 .97 ) ( 0 .82 ) 0 .91
Total from investment
activities ( 0 .40 ) 0 .41 ( 1 .92 ) ( 0 .73 ) 1 .00
Distributions
Net investment income — ( 0 .03 ) ( 0 .05 ) ( 0 .09 ) ( 0 .10 )
Net realized gain — — — ( 0 .05 ) —
Tax return of capital ( 0 .18 ) ( 0 .19 ) ( 0 .02 ) — —
Total distributions ( 0 .18 ) ( 0 .22 ) ( 0 .07 ) ( 0 .14 ) ( 0 .10 )
NET ASSET VALUE
End of period $ 6 .68 $ 7 .26 $ 7 .07 $ 9 .06 $ 9 .93
Ratios/Supplemental Data
Total return
(2)(3)
( 5 .51 ) % 6 .04% ( 21 .25 ) % ( 7 .33 ) % 11 .14%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1 .36% 1 .79% 1 .75% 0 .98% 1 .01%
Net expenses after waivers/
payments by Price Associates 1 .09% 1 .65% 1 .75% 0 .98% 0 .99%
Net investment income 2 .78% 1 .67% 0 .71% 0 .96% 1 .02%
Portfolio turnover rate 54 .3% 68 .1% 69 .3% 37 .9% 61 .2%
Net assets, end of period (in
thousands) $1,286 $2,026 $3,263 $4,780 $5,396
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE International Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 7 .40 $ 7 .09 $ 9 .05 $ 9 .93 $ 9 .03
Investment activities
Net investment income
(1)(2)
0 .24 0 .20 0 .15 0 .13 0 .14
Net realized and unrealized
gain/loss ( 0 .61 ) 0 .30 ( 1 .96 ) ( 0 .82 ) 0 .90
Total from investment
activities ( 0 .37 ) 0 .50 ( 1 .81 ) ( 0 .69 ) 1 .04
Distributions
Net investment income — ( 0 .03 ) ( 0 .08 ) ( 0 .14 ) ( 0 .14 )
Net realized gain — — — ( 0 .05 ) —
Tax return of capital ( 0 .23 ) ( 0 .16 ) ( 0 .07 ) — —
Total distributions ( 0 .23 ) ( 0 .19 ) ( 0 .15 ) ( 0 .19 ) ( 0 .14 )
NET ASSET VALUE
End of period $ 6 .80 $ 7 .40 $ 7 .09 $ 9 .05 $ 9 .93
Ratios/Supplemental Data
Total return
(2)(3)
( 5 .11 ) % 7 .22% ( 20 .14 ) % ( 7 .02 ) % 11 .66%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .54% 0 .57% 0 .57% 0 .53% 0 .54%
Net expenses after waivers/
payments by Price Associates 0 .54% 0 .54% 0 .54% 0 .53% 0 .54%
Net investment income 3 .35% 2 .84% 1 .93% 1 .42% 1 .51%
Portfolio turnover rate 54 .3% 68 .1% 69 .3% 37 .9% 61 .2%
Net assets, end of period (in
thousands) $473,534 $451,855 $401,030 $409,624 $386,901
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE International Bond Fund
Financial Highlights

For a share outstanding throughout each period
Z Class
(1)
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 7 .38 $ 7 .08 $ 9 .03 $ 9 .91 $ 8 .65
Investment activities
Net investment income
(2)(3)
0 .27 0 .24 0 .19 0 .19 0 .14
Net realized and unrealized
gain/loss ( 0 .60 ) 0 .29 ( 1 .95 ) ( 0 .83 ) 1 .26
Total from investment
activities ( 0 .33 ) 0 .53 ( 1 .76 ) ( 0 .64 ) 1 .40
Distributions
Net investment income — ( 0 .04 ) ( 0 .10 ) ( 0 .19 ) ( 0 .14 )
Net realized gain — — — ( 0 .05 ) —
Tax return of capital ( 0 .26 ) ( 0 .19 ) ( 0 .09 ) — —
Total distributions ( 0 .26 ) ( 0 .23 ) ( 0 .19 ) ( 0 .24 ) ( 0 .14 )
NET ASSET VALUE
End of period $ 6 .79 $ 7 .38 $ 7 .08 $ 9 .03 $ 9 .91

T. ROWE PRICE International Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(3)(4)
( 4 .48 ) % 7 .66% ( 19 .65 ) % ( 6 .54 ) % 16 .34%
Ratios to average net assets:
(3)
Gross expenses before
waivers/payments by Price
Associates 0 .53% 0 .56% 0 .54% 0 .52% 0 .73%
(5)
Net expenses after
waivers/payments by Price
Associates 0 .00% 0 .00% 0 .00% 0 .00% 0 .00%
(5)
Net investment income 3 .83% 3 .42% 2 .45% 2 .02% 1 .94%
(5)
Portfolio turnover rate 54 .3% 68 .1% 69 .3% 37 .9% 61 .2%
Net assets, end of period (in
thousands) $167,018 $277,541 $235,142 $374,142 $115
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE International Bond Fund
December 31, 2024

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ALBANIA 0.3%
Government Bonds 0.3%
Republic of Albania, 5.90%, 6/9/28 (EUR) (1) 2,640,000 2,845
Total Albania (Cost $2,803) 2,845
AUSTRALIA 3.8%
Corporate Bonds 1.2%
APA Infrastructure, 2.00%, 3/22/27 (EUR)  410,000 415
APA Infrastructure, 3.50%, 3/22/30 (GBP)  940,000 1,078
AusNet Services Holdings, 1.50%, 2/26/27 (EUR)  415,000 418
Brambles Finance, 4.25%, 3/22/31 (EUR)  1,430,000 1,565
NBN, 4.125%, 3/15/29 (EUR)  1,910,000 2,073
Sydney Airport Finance, 1.75%, 4/26/28 (EUR)  415,000 414
Sydney Airport Finance, 4.375%, 5/3/33 (EUR)  1,355,000 1,484
Transurban Finance, 1.75%, 3/29/28 (EUR)  415,000 414
Transurban Finance, 3.00%, 4/8/30 (EUR)  1,900,000 1,953
9,814
Government Bonds 2.6%
Commonwealth of Australia, Series 140, 4.50%, 4/21/33  22,514,000 14,137
Commonwealth of Australia, Series 150, 3.00%, 3/21/47  4,372,000 2,018
New South Wales Treasury, Series 26, 4.00%, 5/20/26  9,397,400 5,813
21,968
Total Australia (Cost $37,108) 31,782
AUSTRIA 0.7%
Corporate Bonds 0.1%
Mondi Finance Europe, 2.375%, 4/1/28  395,000 403
403
Government Bonds 0.6%
Republic of Austria, 0.75%, 3/20/51 (1) 6,290,000 3,885
Republic of Austria, 3.15%, 10/20/53 (1) 1,226,000 1,284
5,169
Total Austria (Cost $5,750) 5,572

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
BELGIUM 0.1%
Corporate Bonds 0.1%
Anheuser-Busch InBev, 1.15%, 1/22/27  410,000 412
Anheuser-Busch InBev, 1.65%, 3/28/31  300,000 288
Total Belgium (Cost $721) 700
BRAZIL 1.0%
Corporate Bonds 0.1%
Braskem Netherlands Finance, 4.50%, 1/31/30 (USD)  611,000 518
MercadoLibre, 3.125%, 1/14/31 (USD)  764,000 662
1,180
Government Bonds 0.9%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/31  17,233,000 2,224
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/35  39,210,000 4,767
6,991
Total Brazil (Cost $10,284) 8,171
BULGARIA 0.4%
Government Bonds 0.4%
Republic of Bulgaria, 4.50%, 1/27/33 (EUR)  2,845,000 3,205
Total Bulgaria (Cost $3,071) 3,205
CANADA 7.9%
Asset-Backed Securities 0.1%
Cologix Canadian Issuer, Series 2022-1CAN, Class A2,
4.94%, 1/25/52 (1) 1,690,000 1,139
1,139
Corporate Bonds 0.8%
Magna International, 1.50%, 9/25/27 (EUR)  415,000 415
Royal Bank of Canada, 4.125%, 7/5/28 (EUR)  375,000 405
TER Finance Jersey, Series 21, Zero Coupon, 1/2/25
(USD) (1)(2) 2,700,000 2,699
Toronto-Dominion Bank, 2.551%, 8/3/27 (EUR)  400,000 410

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Transcanada Trust, Series 17-B, VR, 4.65%, 5/18/77 (3) 4,481,000 3,094
7,023
Government Bonds 7.0%
Canadian Treasury Bill, 3.44%, 3/12/25  37,885,000 26,194
Government of Canada, Series 0318, 4.00%, 3/1/29  20,259,000 14,671
Government of Canada Real Return Bond, Inflation-Indexed,
Series CPI, 4.00%, 12/1/31  20,000,472 16,427
Province of Ontario, 3.50%, 6/2/43  496,000 313
57,605
Total Canada (Cost $70,117) 65,767
CHILE 0.8%
Corporate Bonds 0.3%
Corp. Nacional del Cobre de Chile, 6.30%, 9/8/53 (USD) (1) 1,615,000 1,583
Interchile, 4.50%, 6/30/56 (USD)  1,100,000 890
2,473
Government Bonds 0.5%
Bonos de la Tesoreria de la Republica en pesos, 5.80%,
10/1/34 (1) 3,305,000,000 3,311
Republic of Chile, 4.125%, 7/5/34 (EUR)  1,100,000 1,176
4,487
Total Chile (Cost $7,219) 6,960
CHINA 7.6%
Corporate Bonds 0.3%
State Grid Overseas Investment BVI, 1.375%, 5/2/25
(EUR) (1) 2,000,000 2,058
2,058
Government Bonds 7.3%
China Development Bank, Series 1905, 3.48%, 1/8/29  30,000,000 4,424
People's Republic of China, Series INBK, 2.28%, 3/25/31  10,000,000 1,426
People's Republic of China, Series INBK, 2.47%, 7/25/54  20,000,000 3,029
People's Republic of China, Series INBK, 2.60%, 9/1/32  118,000,000 17,238
People's Republic of China, Series INBK, 2.69%, 8/15/32  90,000,000 13,251
People's Republic of China, Series INBK, 3.13%, 11/21/29  45,000,000 6,673
People's Republic of China, Series INBK, 3.32%, 4/15/52  44,000,000 7,661
People's Republic of China, Series INBK, 3.53%, 10/18/51  30,000,000 5,381

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
People's Republic of China, Series INBK, 4.00%, 6/24/69  7,500,000 1,625
60,708
Total China (Cost $59,311) 62,766
COLOMBIA 1.1%
Government Bonds 1.1%
Republic of Colombia, Series B, 6.00%, 4/28/28  9,493,400,000 1,897
Republic of Colombia, Series B, 7.00%, 3/26/31  17,280,000,000 3,221
Republic of Colombia, Series B, 7.25%, 10/18/34  6,894,900,000 1,166
Republic of Colombia, Series B, 13.25%, 2/9/33  12,127,600,000 2,978
Total Colombia (Cost $9,445) 9,262
CYPRUS 0.5%
Government Bonds 0.5%
Republic of Cyprus, 0.95%, 1/20/32  3,426,000 3,104
Republic of Cyprus, 1.50%, 4/16/27  425,000 431
Republic of Cyprus, 2.75%, 5/3/49  642,000 568
Total Cyprus (Cost $5,343) 4,103
CZECH REPUBLIC 1.8%
Government Bonds 1.8%
Republic of Czech, Series 125, 1.50%, 4/24/40  355,780,000 10,000
Republic of Czech, Series 151, 4.90%, 4/14/34  122,290,000 5,317
Total Czech Republic (Cost $16,033) 15,317
DENMARK 0.7%
Corporate Bonds 0.7%
Carlsberg Breweries, 0.375%, 6/30/27 (EUR)  430,000 421
Danske Bank, VR, 0.75%, 6/9/29 (EUR) (3) 560,000 537
Danske Bank, VR, 1.375%, 2/17/27 (EUR) (3) 500,000 510
Danske Bank, VR, 1.375%, 2/12/30 (EUR) (3) 775,000 801
Danske Bank, VR, 4.50%, 11/9/28 (EUR) (3) 380,000 410
Orsted, 4.875%, 1/12/32 (GBP)  910,000 1,099
TDC Net, 5.056%, 5/31/28 (EUR)  365,000 393
TDC Net, 5.618%, 2/6/30 (EUR)  1,345,000 1,477
Total Denmark (Cost $5,746) 5,648

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
EGYPT 0.9%
Government Bonds 0.9%
Arab Republic of Egypt, 6.375%, 4/11/31 (EUR)  2,310,000 2,114
Arab Republic of Egypt Treasury Bills, Series 364D,
28.499%, 3/11/25  34,375,000 644
Arab Republic of Egypt Treasury Bills, Series 364D, 28.60%,
3/4/25  59,375,000 1,119
Arab Republic of Egypt Treasury Bills, Series 364D,
30.518%, 3/18/25  181,700,000 3,388
Total Egypt (Cost $7,462) 7,265
ESTONIA 0.7%
Government Bonds 0.7%
Republic of Estonia, 3.25%, 1/17/34 (4) 5,150,000 5,396
Total Estonia (Cost $5,606) 5,396
FINLAND 0.1%
Corporate Bonds 0.1%
Elisa, 0.25%, 9/15/27  435,000 420
Metso, 0.875%, 5/26/28  440,000 423
Total Finland (Cost $885) 843
FRANCE 5.3%
Corporate Bonds 1.7%
Altice France, 5.875%, 2/1/27 (1) 375,000 310
Banque Federative du Credit Mutuel, 1.25%, 5/26/27  500,000 498
Banque Federative du Credit Mutuel, 3.125%, 9/14/27  400,000 416
Banque Federative du Credit Mutuel, 5.125%, 1/13/33  900,000 989
Banque Stellantis France, 4.00%, 1/21/27  400,000 422
BNP Paribas, VR, 2.125%, 1/23/27 (3) 1,000,000 1,027
BNP Paribas, VR, 3.875%, 1/10/31 (3) 500,000 535
BPCE, 0.25%, 1/14/31  1,100,000 957
Credit Agricole Assurances, VR, 2.625%, 1/29/48 (3) 1,000,000 1,003
Electricite de France, 6.125%, 6/2/34 (GBP)  1,200,000 1,515
EssilorLuxottica, 0.375%, 11/27/27  400,000 388
Holding d'Infrastructures de Transport, 1.475%, 1/18/31  1,300,000 1,195
IPD 3, 8.00%, 6/15/28 (1) 305,000 333
Loxam, 6.375%, 5/15/28  645,000 694

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Orange, 3.25%, 1/15/32 (GBP)  1,100,000 1,230
RTE Reseau de Transport d'Electricite SADIR, 0.75%,
1/12/34  1,100,000 909
Veolia Environnement, 1.25%, 4/2/27  1,000,000 1,000
Veolia Environnement, 1.94%, 1/7/30  500,000 492
13,913
Government Bonds 3.6%
Republic of France, Series OAT, 1.25%, 5/25/36 (1) 10,303,000 8,638
Republic of France, Series OAT, 2.50%, 5/25/30 (1) 7,790,000 7,985
Republic of France, Series OAT, 2.75%, 2/25/30 (1) 8,189,000 8,495
Republic of France, Series OAT, 4.00%, 4/25/55 (1) 4,166,000 4,526
29,644
Total France (Cost $45,972) 43,557
GERMANY 3.9%
Corporate Bonds 1.3%
Daimler Truck International Finance, 1.625%, 4/6/27  400,000 404
E.ON International Finance, 6.25%, 6/3/30 (GBP)  1,865,000 2,451
Fresenius, 1.625%, 10/8/27  415,000 418
Fresenius, 5.00%, 11/28/29  1,200,000 1,344
Gruenenthal, 3.625%, 11/15/26 (1) 200,000 207
Gruenenthal, 4.625%, 11/15/31 (1) 100,000 104
Gruenenthal, 6.75%, 5/15/30 (1) 100,000 111
Gruenenthal, 6.75%, 5/15/30  600,000 663
Hannover Rueck, 1.125%, 4/18/28  400,000 394
Hannover Rueck, VR, 1.125%, 10/9/39 (3) 900,000 838
Hannover Rueck, VR, 1.75%, 10/8/40 (3) 900,000 849
Knorr-Bremse, 3.25%, 9/21/27  400,000 419
ProGroup, 5.375%, 4/15/31 (1) 430,000 434
TK Elevator Midco, 4.375%, 7/15/27 (1) 490,000 506
Volkswagen Bank, 4.375%, 5/3/28  400,000 427
Volkswagen Financial Services, 0.375%, 2/12/30  825,000 724
Volkswagen International Finance, Series 10Y, 1.875%,
3/30/27  200,000 201
10,494
Government Bonds 2.6%
Bundesobligation, Series 184, 0.00%, 10/9/26  2,289,000 2,288
Bundesrepublik Deutschland Bundesanleihe, 2.50%, 8/15/54  3,365,000 3,413
Deutsche Bundesrepublik, Inflation-Indexed, 0.50%, 4/15/30  14,627,090 15,180

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
KfW, 4.70%, 6/2/37 (CAD)  924,000 679
21,560
Total Germany (Cost $33,988) 32,054
GREECE 0.4%
Government Bonds 0.4%
Hellenic Republic, 0.75%, 6/18/31 (1) 3,809,000 3,462
Total Greece (Cost $4,588) 3,462
HUNGARY 0.5%
Corporate Bonds 0.1%
OTP Bank, VR, 7.35%, 3/4/26 (EUR) (3) 910,000 948
948
Government Bonds 0.4%
Magyar Export-Import Bank, 6.00%, 5/16/29 (EUR)  670,000 751
Republic of Hungary, Series 33/A, 2.25%, 4/20/33  320,290,000 591
Republic of Hungary, Series 4Y, 5.00%, 2/22/27 (EUR)  1,557,000 1,674
3,016
Total Hungary (Cost $4,017) 3,964
ICELAND 0.6%
Corporate Bonds 0.2%
Landsbankinn, 0.375%, 5/23/25 (EUR)  1,675,000 1,719
1,719
Government Bonds 0.4%
Republic of Iceland, 0.00%, 4/15/28 (EUR)  2,249,000 2,147
Republic of Iceland, 3.50%, 3/21/34 (EUR)  1,283,000 1,390
3,537
Total Iceland (Cost $5,992) 5,256
INDIA 1.2%
Government Bonds 1.2%
Republic of India, 6.54%, 1/17/32  338,480,000 3,909
Republic of India, 7.26%, 8/22/32  534,200,000 6,421
Total India (Cost $10,373) 10,330

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
INDONESIA 3.5%
Corporate Bonds 0.2%
Freeport Indonesia, 4.763%, 4/14/27 (USD)  1,430,000 1,418
Minejesa Capital, 5.625%, 8/10/37 (USD)  400,000 372
1,790
Government Bonds 3.3%
Republic of Indonesia, 3.75%, 6/14/28 (EUR)  6,942,000 7,290
Republic of Indonesia, Series FR86, 5.50%, 4/15/26  73,160,000,000 4,460
Republic of Indonesia, Series FR91, 6.375%, 4/15/32  11,860,000,000 709
Republic of Indonesia, Series FR95, 6.375%, 8/15/28  20,302,000,000 1,238
Republic of Indonesia, Series FR96, 7.00%, 2/15/33  185,532,000,000 11,511
Republic of Indonesia, Series 101, 6.875%, 4/15/29  37,900,000,000 2,345
27,553
Total Indonesia (Cost $30,822) 29,343
IRELAND 0.2%
Corporate Bonds 0.1%
Smurfit Kappa Treasury, 1.50%, 9/15/27  420,000 422
422
Government Bonds 0.1%
Republic of Ireland, 1.50%, 5/15/50  252,000 197
Republic of Ireland, 2.00%, 2/18/45  848,000 755
952
Total Ireland (Cost $1,905) 1,374
ISRAEL 0.4%
Government Bonds 0.4%
State of Israel, 1.50%, 1/18/27 (EUR)  3,044,000 3,027
Total Israel (Cost $3,296) 3,027
ITALY 2.4%
Corporate Bonds 0.8%
Aeroporti di Roma, 1.625%, 6/8/27  405,000 408
Autostrade per l'Italia, 1.625%, 1/25/28  425,000 421
Autostrade per l'Italia, 2.00%, 1/15/30  1,067,000 1,029

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
CA Auto Bank, 4.75%, 1/25/27  380,000 406
Inter Media and Communication, 6.75%, 2/9/27  912,079 961
Intesa Sanpaolo, 1.75%, 7/4/29  1,515,000 1,485
Italgas, 1.625%, 1/19/27  405,000 411
Snam, 0.875%, 10/25/26  1,165,000 1,168
6,289
Government Bonds 1.6%
Italy Buoni Poliennali Del Tesoro, Series 30Y, 4.50%,
10/1/53 (1) 3,533,000 3,899
Italy Buoni Poliennali Del Tesoro, Series 50Y, 2.80%, 3/1/67  3,570,000 2,827
Italy Buoni Poliennali Del Tesoro, Series CPI, 1.30%,
5/15/28 (1) 6,260,040 6,549
13,275
Total Italy (Cost $22,002) 19,564
IVORY COAST 0.3%
Government Bonds 0.3%
Republic of Ivory Coast, 5.875%, 10/17/31 (EUR)  2,915,000 2,834
Total Ivory Coast (Cost $2,709) 2,834
JAPAN 10.5%
Government Bonds 10.5%
Government of Japan, Series 16, 1.30%, 3/20/63  363,500,000 1,634
Government of Japan, Series 20, Inflation-Indexed, 0.10%,
3/10/25  1,766,676,000 11,274
Government of Japan, Series 26, Inflation-Indexed, 0.005%,
3/10/31  1,218,782,360 8,182
Government of Japan, Series 27, Inflation-Indexed, 0.005%,
3/10/32  784,822,850 5,247
Government of Japan, Series 28, Inflation-Indexed, 0.005%,
3/10/33  302,609,200 2,011
Government of Japan, Series 29, Inflation-Indexed, 0.005%,
3/10/34  2,055,316,144 13,582
Government of Japan, Series 44, 1.70%, 9/20/44  1,747,150,000 10,798
Government of Japan, Series 74, 1.00%, 3/20/52  1,798,550,000 8,681
Government of Japan, Series 75, 1.30%, 6/20/52  1,393,000,000 7,240
Government of Japan, Series 76, 1.40%, 9/20/52  1,208,200,000 6,415
Government of Japan, Series 83, 2.20%, 6/20/54  113,500,000 715
Government of Japan, Series 338, 0.40%, 3/20/25  1,795,000,000 11,414
Total Japan (Cost $111,931) 87,193

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
KUWAIT 0.2%
Corporate Bonds 0.2%
MEGlobal, 2.625%, 4/28/28 (USD) (1) 1,485,000 1,346
MEGlobal, 2.625%, 4/28/28 (USD)  530,000 480
Total Kuwait (Cost $1,965) 1,826
LATVIA 1.7%
Government Bonds 1.7%
Republic of Latvia, 0.375%, 10/7/26 (EUR) (4) 11,633,000 11,584
Republic of Latvia, 3.875%, 5/22/29 (EUR)  2,070,000 2,231
Total Latvia (Cost $15,430) 13,815
LITHUANIA 0.9%
Government Bonds 0.9%
Republic of Lithuania, 3.50%, 2/13/34  1,755,000 1,860
Republic of Lithuania, 3.875%, 6/14/33  5,040,000 5,531
Total Lithuania (Cost $7,221) 7,391
LUXEMBOURG 0.5%
Corporate Bonds 0.5%
Albion Financing 1, 5.25%, 10/15/26  600,000 626
Altice Financing, 4.25%, 8/15/29 (1) 365,000 286
Blackstone Property Partners Europe Holdings, 1.75%,
3/12/29  1,700,000 1,635
Logicor Financing, 0.875%, 1/14/31  1,115,000 981
Logicor Financing, 3.25%, 11/13/28  950,000 981
Total Luxembourg (Cost $5,087) 4,509
MACAO 0.4%
Corporate Bonds 0.4%
Melco Resorts Finance, 4.875%, 6/6/25 (USD) (4) 795,000 791
MGM China Holdings, 7.125%, 6/26/31 (USD) (1) 490,000 497
Sands China, 3.80%, 1/8/26 (USD)  1,155,000 1,133
Wynn Macau, 5.50%, 1/15/26 (USD)  980,000 971
Total Macao (Cost $3,371) 3,392

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
MALAYSIA 3.4%
Government Bonds 3.4%
Government of Malaysia, Series 0119, 3.906%, 7/15/26  27,570,000 6,212
Government of Malaysia, Series 0120, 4.065%, 6/15/50  10,757,000 2,372
Government of Malaysia, Series 0216, 4.736%, 3/15/46  63,031,000 15,311
Government of Malaysia, Series 0318, 4.642%, 11/7/33  19,758,000 4,685
Total Malaysia (Cost $27,885) 28,580
MEXICO 2.1%
Corporate Bonds 0.5%
America Movil, 5.75%, 6/28/30 (GBP)  1,070,000 1,383
BBVA Bancomer, VR, 5.125%, 1/18/33 (USD) (3) 775,000 721
Bimbo Bakeries USA, 6.05%, 1/15/29 (USD) (1)(4) 1,625,000 1,662
3,766
Government Bonds 1.6%
Petroleos Mexicanos, 4.875%, 2/21/28 (EUR)  2,700,000 2,652
United Mexican States, Series M, 7.50%, 5/26/33  52,359,000 2,124
United Mexican States, Series M, 8.50%, 5/31/29  147,344,000 6,697
United Mexican States, Series M, 8.50%, 11/18/38  48,333,000 1,978
13,451
Total Mexico (Cost $19,216) 17,217
MONTENEGRO 0.3%
Government Bonds 0.3%
Kingdom of Montenegro, 7.25%, 3/12/31 (USD) (1) 2,370,000 2,435
Total Montenegro (Cost $2,391) 2,435
MOROCCO 0.2%
Government Bonds 0.2%
Kingdom of Morocco, 1.375%, 3/30/26 (EUR) (4) 1,937,000 1,953
Total Morocco (Cost $2,053) 1,953
NETHERLANDS 0.7%
Corporate Bonds 0.7%
ING Groep, VR, 0.375%, 9/29/28 (3) 400,000 386
ING Groep, VR, 1.25%, 2/16/27 (3) 1,500,000 1,525

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Nationale-Nederlanden Bank, 0.375%, 2/26/25  1,000,000 1,031
NN Group, 1.625%, 6/1/27  405,000 411
Sartorius Finance, 4.50%, 9/14/32  600,000 654
Universal Music Group, 3.00%, 6/30/27  390,000 405
VZ Secured Financing, 3.50%, 1/15/32  600,000 577
Wolters Kluwer, 1.50%, 3/22/27  410,000 414
Ziggo, 2.875%, 1/15/30  510,000 494
Total Netherlands (Cost $6,049) 5,897
NEW ZEALAND 0.1%
Corporate Bonds 0.1%
Chorus, 3.625%, 9/7/29 (EUR)  790,000 834
Total New Zealand (Cost $835) 834
NORTH MACEDONIA 0.1%
Government Bonds 0.1%
Republic of North Macedonia, 6.96%, 3/13/27 (EUR) (1) 860,000 930
Total North Macedonia (Cost $913) 930
NORWAY 0.1%
Corporate Bonds 0.1%
Avinor, 0.75%, 10/1/30 (EUR)  1,185,000 1,081
Total Norway (Cost $1,087) 1,081
PERU 0.5%
Government Bonds 0.5%
Republic of Peru, 5.40%, 8/12/34  15,453,000 3,752
Total Peru (Cost $3,535) 3,752
PHILIPPINES 0.1%
Government Bonds 0.1%
Republic of Philippines, 0.25%, 4/28/25 (EUR)  910,000 932
Total Philippines (Cost $1,094) 932
POLAND 1.8%
Government Bonds 1.8%
Republic of Poland, 3.875%, 10/22/39 (EUR)  4,100,000 4,279

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Poland, Series 10Y, 3.625%, 1/11/34 (EUR)  3,050,000 3,228
Republic of Poland, Series 1034, 5.00%, 10/25/34  30,786,000 6,993
Total Poland (Cost $15,085) 14,500
PORTUGAL 0.2%
Corporate Bonds 0.2%
Banco Comercial Portugues, VR, 1.75%, 4/7/28 (3) 600,000 604
Banco Comercial Portugues, VR, 6.888%, 12/7/27 (3) 1,200,000 1,352
Total Portugal (Cost $1,928) 1,956
QATAR 0.3%
Corporate Bonds 0.3%
QatarEnergy, 3.125%, 7/12/41 (USD)  1,750,000 1,294
QNB Finance, 2.75%, 2/12/27 (USD)  1,300,000 1,242
Total Qatar (Cost $2,573) 2,536
ROMANIA 0.3%
Corporate Bonds 0.3%
Banca Transilvania, VR, 8.875%, 4/27/27 (EUR) (3) 1,335,000 1,465
RCS & RDS, 3.25%, 2/5/28 (EUR) (4) 1,100,000 1,103
Total Romania (Cost $2,549) 2,568
SERBIA 1.0%
Corporate Bonds 0.1%
United Group, 4.625%, 8/15/28 (EUR) (1) 650,000 670
670
Government Bonds 0.9%
Republic of Serbia, 1.00%, 9/23/28 (EUR) (1) 4,900,000 4,564
Republic of Serbia, 1.50%, 6/26/29 (EUR)  385,000 360
Republic of Serbia, 3.125%, 5/15/27 (EUR)  2,250,000 2,299
7,223
Total Serbia (Cost $9,205) 7,893
SINGAPORE 1.4%
Government Bonds 1.4%
Government of Singapore, 0.50%, 11/1/25  7,340,000 5,271

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government of Singapore, 2.375%, 6/1/25  3,960,000 2,892
Government of Singapore, 2.875%, 7/1/29  4,874,000 3,576
Total Singapore (Cost $11,465) 11,739
SLOVENIA 0.4%
Corporate Bonds 0.0%
Summer BidCo, 10.00%, 2/15/29, (10.00% Cash or 10.75%
PIK) (1)(5) 108,522 115
115
Government Bonds 0.4%
Republic of Slovenia, Series RS74, 1.50%, 3/25/35  1,805,000 1,622
Republic of Slovenia, Series RS77, 2.25%, 3/3/32  900,000 902
Republic of Slovenia, Series RS86, 0.00%, 2/12/31  955,000 844
3,368
Total Slovenia (Cost $3,891) 3,483
SOUTH AFRICA 1.0%
Corporate Bonds 0.1%
Anglo American Capital, 3.375%, 3/11/29 (GBP)  850,000 993
993
Government Bonds 0.9%
Republic of South Africa, Series 2035, 8.875%, 2/28/35  144,478,000 6,975
6,975
Total South Africa (Cost $8,450) 7,968
SOUTH KOREA 0.1%
Corporate Bonds 0.1%
Shinhan Bank, 4.50%, 4/12/28 (USD) (1) 865,000 853
Total South Korea (Cost $862) 853
SPAIN 2.7%
Corporate Bonds 1.4%
Banco Bilbao Vizcaya Argentaria, VR, 5.75%, 9/15/33 (3) 400,000 441
Banco de Sabadell, VR, 0.875%, 6/16/28 (3) 1,100,000 1,084
Banco de Sabadell, VR, 5.00%, 6/7/29 (3) 400,000 440
Banco de Sabadell, VR, 5.125%, 11/10/28 (3) 900,000 985

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Banco Santander, 1.125%, 1/17/25  1,000,000 1,035
CaixaBank, 3.75%, 9/7/29  600,000 645
CaixaBank, VR, 0.75%, 5/26/28 (3) 400,000 394
CaixaBank, VR, 6.25%, 2/23/33 (3) 400,000 443
Cellnex Telecom, 1.75%, 10/23/30 (4) 2,200,000 2,095
Cirsa Finance International, 7.875%, 7/31/28 (1) 760,000 831
Inmobiliaria Colonial Socimi, 1.625%, 11/28/25  1,500,000 1,537
Lorca Telecom Bondco, 4.00%, 9/18/27  1,200,000 1,242
11,172
Government Bonds 1.3%
Kingdom of Spain, 0.00%, 1/31/28  9,072,000 8,739
Kingdom of Spain, 1.90%, 10/31/52 (1) 3,019,000 2,189
10,928
Total Spain (Cost $22,363) 22,100
SRI LANKA 0.3%
Government Bonds 0.3%
Republic of Sri Lanka, Series A, 11.40%, 1/15/27  185,000,000 654
Republic of Sri Lanka, Series A, 11.50%, 8/1/26  129,000,000 454
Republic of Sri Lanka, Series A, 20.00%, 9/15/27  235,000,000 993
Total Sri Lanka (Cost $1,744) 2,101
SWEDEN 0.7%
Corporate Bonds 0.3%
Autoliv, 4.25%, 3/15/28 (EUR)  375,000 400
Electrolux, 4.50%, 9/29/28 (EUR)  380,000 407
Skandinaviska Enskilda Banken, 0.375%, 6/21/28 (EUR)  450,000 426
Tele2, 2.125%, 5/15/28 (EUR)  405,000 406
Verisure Holding, 3.875%, 7/15/26 (EUR) (1) 260,000 268
Verisure Holding, 9.25%, 10/15/27 (EUR)  480,000 520
2,427
Government Bonds 0.4%
Kingdom of Sweden, Inflation-Indexed, Series 3111, 0.125%,
6/1/32  37,666,670 3,241
3,241
Total Sweden (Cost $5,946) 5,668

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SWITZERLAND 0.4%
Corporate Bonds 0.4%
ABB Finance, 3.25%, 1/16/27 (EUR)  380,000 399
ABB Finance, 3.375%, 1/16/31 (EUR)  700,000 744
Holcim Finance Luxembourg, 2.25%, 5/26/28 (EUR)  405,000 413
UBS Group, VR, 2.875%, 4/2/32 (EUR) (3) 515,000 519
UBS Group, VR, 7.75%, 3/1/29 (EUR) (3) 1,200,000 1,415
Total Switzerland (Cost $3,429) 3,490
TANZANIA 0.2%
Corporate Bonds 0.2%
HTA Group, 7.50%, 6/4/29 (USD) (1) 1,275,000 1,299
Total Tanzania (Cost $1,270) 1,299
THAILAND 0.1%
Corporate Bonds 0.1%
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (3) 1,340,000 1,216
Total Thailand (Cost $1,345) 1,216
UNITED ARAB EMIRATES 0.3%
Corporate Bonds 0.3%
DP World, 5.25%, 12/24/29 (USD)  2,100,000 2,113
Total United Arab Emirates (Cost $2,100) 2,113
UNITED KINGDOM 4.9%
Corporate Bonds 2.7%
Barclays, VR, 0.577%, 8/9/29 (EUR) (3) 820,000 776
Barclays, VR, 0.877%, 1/28/28 (EUR) (3) 425,000 421
Barclays, VR, 5.262%, 1/29/34 (EUR) (3) 460,000 527
Barclays, VR, 6.369%, 1/31/31 (3) 790,000 1,024
Deuce Finco, 5.50%, 6/15/27 (1) 345,000 422
Heathrow Funding, 2.75%, 10/13/29  1,390,000 1,562
HSBC Holdings, VR, 4.752%, 3/10/28 (EUR) (3) 830,000 890
Jerrold Finco, 5.25%, 1/15/27  600,000 739
Kane Bidco, 5.00%, 2/15/27 (EUR)  1,455,000 1,505
Legal & General Group, VR, 5.375%, 10/27/45 (3) 525,000 656
London Stock Exchange Group, 1.75%, 12/6/27 (EUR)  410,000 413

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Marks & Spencer, 6.00%, 6/12/25  450,000 564
Motion Finco, 7.375%, 6/15/30 (EUR) (1) 1,085,000 1,142
National Grid Electricity Distribution East Midlands, 3.53%,
9/20/28 (EUR)  390,000 411
NatWest Group, VR, 0.67%, 9/14/29 (EUR) (3) 850,000 805
NatWest Group, VR, 1.043%, 9/14/32 (EUR) (3) 850,000 826
Next Group, 3.625%, 5/18/28  1,787,000 2,148
Next Group, 4.375%, 10/2/26  540,000 669
Santander U.K. Group Holdings, VR, 0.603%, 9/13/29
(EUR) (3) 1,050,000 986
Santander U.K. Group Holdings, VR, 2.421%, 1/17/29 (3) 530,000 609
Santander U.K. Group Holdings, VR, 3.53%, 8/25/28
(EUR) (3) 800,000 837
Severn Trent Utilities Finance, 4.625%, 11/30/34  960,000 1,119
Smiths Group, 2.00%, 2/23/27 (EUR)  400,000 406
Standard Chartered, VR, 2.50%, 9/9/30 (EUR) (3) 1,200,000 1,235
Tesco Corporate Treasury Services, 2.75%, 4/27/30  950,000 1,057
Vmed O2 U.K. Financing I, 4.50%, 7/15/31 (1) 1,095,000 1,169
22,918
Government Bonds 2.2%
United Kingdom Gilt, 0.625%, 10/22/50  1,055,001 494
United Kingdom Gilt, 3.25%, 1/22/44  7,042,000 6,865
United Kingdom Gilt, 4.25%, 12/7/46  9,612,792 10,690
18,049
Total United Kingdom (Cost $43,090) 40,967
UNITED STATES 5.3%
Corporate Bonds 5.0%
AbbVie, 2.125%, 11/17/28 (EUR)  410,000 415
AbbVie, 2.625%, 11/15/28 (EUR)  995,000 1,023
American Honda Finance, 0.75%, 11/25/26 (GBP)  796,000 926
AT&T, 3.95%, 4/30/31 (EUR)  800,000 864
Athene Global Funding, 0.832%, 1/8/27 (EUR)  1,045,000 1,037
Bank of America, VR, 1.662%, 4/25/28 (EUR) (3) 410,000 413
Becton Dickinson & Company, 3.02%, 5/24/25 (GBP)  1,018,000 1,262
Becton Dickinson & Company, 3.519%, 2/8/31 (EUR)  583,000 614
Becton Dickinson Euro Finance, 0.334%, 8/13/28 (EUR)  450,000 426
Becton Dickinson Euro Finance, 1.213%, 2/12/36 (EUR)  408,000 335
Capital One Financial, 1.65%, 6/12/29 (EUR)  2,100,000 2,038
Carrier Global, 4.125%, 5/29/28 (EUR)  380,000 410
Comcast, 0.00%, 9/14/26 (EUR)  1,000,000 989

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Dana Financing Luxembourg, 8.50%, 7/15/31 (EUR) (1) 464,000 525
Dow Chemical, 0.50%, 3/15/27 (EUR)  430,000 423
Duke Energy, 3.75%, 4/1/31 (EUR)  685,000 721
Equinix Europe 2 Financing, 3.65%, 9/3/33 (EUR)  1,245,000 1,293
Equitable Financial Life Global Funding, 0.60%, 6/16/28
(EUR)  445,000 426
FedEx, 1.625%, 1/11/27 (EUR)  415,000 421
Fiserv, 1.625%, 7/1/30 (EUR)  100,000 96
Fiserv, 3.00%, 7/1/31 (GBP)  1,000,000 1,106
Fiserv, 4.50%, 5/24/31 (EUR)  1,760,000 1,942
Ford Motor Credit, 4.867%, 8/3/27 (EUR)  375,000 403
Ford Motor Credit, 5.125%, 2/20/29 (EUR)  1,450,000 1,579
General Motors Financial, 0.85%, 2/26/26 (EUR)  1,000,000 1,013
Goldman Sachs Group, 1.625%, 7/27/26 (EUR)  1,204,000 1,226
Goldman Sachs Group, VR, 3.625%, 10/29/29 (GBP) (3) 545,000 648
Harley-Davidson Financial Services, 5.125%, 4/5/26 (EUR)  1,370,000 1,450
Highland Holdings, 0.318%, 12/15/26 (EUR)  765,000 755
JPMorgan Chase, 1.50%, 10/29/26 (EUR)  1,300,000 1,317
JPMorgan Chase, VR, 1.638%, 5/18/28 (EUR) (3) 415,000 417
Medtronic Global Holdings, 0.375%, 10/15/28 (EUR)  554,000 524
Metropolitan Life Global Funding, 5.00%, 1/10/30 (GBP)  650,000 817
Mondelez International, 1.625%, 3/8/27 (EUR)  405,000 410
Mondelez International Holdings Netherlands, 0.25%, 9/9/29
(EUR) (1) 389,000 356
Morgan Stanley, VR, 0.406%, 10/29/27 (EUR) (3) 1,269,000 1,257
Morgan Stanley, VR, 5.148%, 1/25/34 (EUR) (3) 400,000 462
Netflix, 3.625%, 5/15/27 (EUR)  390,000 412
Netflix, 3.875%, 11/15/29 (EUR)  975,000 1,050
Prologis, 2.25%, 6/30/29 (GBP)  1,252,000 1,410
Thermo Fisher Scientific, 0.875%, 10/1/31 (EUR)  955,000 857
Thermo Fisher Scientific, 2.375%, 4/15/32 (EUR) (4) 156,000 154
Thermo Fisher Scientific Finance I, 0.80%, 10/18/30 (EUR)  593,000 542
U.S. Bancorp, VR, 4.009%, 5/21/32 (EUR) (3) 1,175,000 1,251
Upjohn Finance, 1.362%, 6/23/27 (EUR)  420,000 419
Utah Acquisition Sub, 3.125%, 11/22/28 (EUR)  995,000 1,035
Verizon Communications, 1.30%, 5/18/33 (EUR)  835,000 735
Verizon Communications, 2.625%, 12/1/31 (EUR)  750,000 751
VF, 4.125%, 3/7/26 (EUR)  669,000 692
VF, 4.25%, 3/7/29 (EUR)  695,000 719
Wells Fargo, 1.00%, 2/2/27 (EUR)  420,000 418
Westlake, 1.625%, 7/17/29 (EUR)  880,000 850
41,634

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Municipal Securities 0.3%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (6) 3,433,806 2,103
2,103
Total United States (Cost $46,494) 43,737
SHORT-TERM INVESTMENTS 8.6%
Money Market Funds 2.6%
T. Rowe Price Government Reserve Fund, 4.53% (7)(8) 21,579,192 21,579
21,579
U.S. Treasury Obligations 6.0%
U.S. Treasury Bills, 4.395%, 2/27/25 (9) 25,946,000 25,775
U.S. Treasury Bills, 4.457%, 1/30/25 (9) 23,445,000 23,368
49,143
Total Short-Term Investments (Cost $70,709) 70,722
SECURITIES LENDING COLLATERAL 0.8%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.8%
Money Market Funds 0.8%
T. Rowe Price Government Reserve Fund, 4.53% (7)(8) 6,793,755 6,794
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 6,794
Total Securities Lending Collateral (Cost $6,794) 6,794
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.7%
OTC Options Purchased 0.7%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
USD /
CAD, Call,
12/16/25 @
CAD1.40 (10) 1 20,800 615
Bank of America
USD / CAD,
Put, 12/16/25 @
CAD1.40 (10) 1 20,800 414

T. ROWE PRICE International Bond Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
USD /
GBP, Call,
12/16/25 @
USD1.27 (10) 1 20,800 794
Bank of America
USD / GBP,
Put, 12/16/25 @
USD1.27 (10) 1 20,800 506
Bank of America
USD / SGD,
Call, 2/6/25 @
SGD1.36 (10) 1 8,310 58
Citibank
10 Year Interest
Rate Swap,
12/18/36 Pay
Fixed 2.27%
Annually,
Receive
Variable
2.57% (6M
EURIBOR)
Semi-Annually,
12/16/26
@ 2.27%*
(EUR) (10) 1 19,850 821
Citibank
10 Year Interest
Rate Swap,
12/18/36 Pay
Fixed 2.28%
Annually,
Receive
Variable
2.57% (6M
EURIBOR)
Semi-Annually,
12/16/26
@ 2.28%*
(EUR) (10) 1 19,850 815

T. ROWE PRICE International Bond Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
10 Year Interest
Rate Swap,
12/18/36
Receive
Fixed 2.27%
Annually,
Pay Variable
2.57% (6M
EURIBOR)
Semi-Annually,
12/16/26
@ 2.27%*
(EUR) (10) 1 19,850 651
Citibank
10 Year Interest
Rate Swap,
12/18/36
Receive
Fixed 2.28%
Annually,
Pay Variable
2.57% (6M
EURIBOR)
Semi-Annually,
12/16/26
@ 2.28%*
(EUR) (10) 1 19,850 657
HSBC Bank
USD / CNH,
Call, 5/8/25 @
CNH7.30 (10) 1 6,220 99
HSBC Bank
USD / PLN,
Call, 2/27/25 @
PLN4.26 (10) 1 4,137 30
HSBC Bank
USD / SGD,
Call, 2/6/25 @
SGD1.36 (10) 1 4,186 29

T. ROWE PRICE International Bond Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
Credit
Default Swap
Protection
Bought
(Relevant
Credit:
Markit iTraxx
Europe-S42,
5 Year Index,
12/20/29),
Pay 1.00%
Quarterly,
Receive upon
credit default,
2/19/25
@ 0.65%*
(EUR) (10) 1 39,950 45
Morgan Stanley
Credit
Default Swap
Protection
Bought
(Relevant
Credit:
Markit iTraxx
Crossover-S42,
5 Year Index,
12/20/29),
Pay 5.00%
Quarterly,
Receive upon
credit default,
2/19/25
@ 3.25%*
(EUR) (10) 1 11,975 99
Morgan Stanley
USD / CNH,
Call, 2/6/25 @
CNH7.25 (10) 1 8,543 130
Morgan Stanley
USD / CNH,
Call, 5/8/25 @
CNH7.30 (10) 1 12,547 201

T. ROWE PRICE International Bond Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
USD / SGD,
Call, 2/6/25 @
SGD1.36 (10) 1 8,353 58
Total Options Purchased (Cost $5,697) 6,022
Total Investments in Securities
100.4% of Net Assets
(Cost $889,620) $ 831,829
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $85,922 and represents 10.4% of net assets.
(2) See Note 2. Level 3 in fair value hierarchy.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4) See Note 4 . All or a portion of this security is on loan at December 31, 2024.
(5) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(7) Seven-day yield
(8) Affiliated Companies
(9) At December 31, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(10) Non-income producing
1 Day INR
MIBOR One day INR MIBOR (Mumbai interbank offered rate)
3M SEK
STIBOR Three month SEK STIBOR (Stockholm interbank offered rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc

T. ROWE PRICE International Bond Fund

.
.
.
.
.
.
.
.
.
.
CLP Chilean Peso
CNH Offshore China Renminbi
COP Colombian Peso
CPI Consumer Price Index
CZK Czech Koruna
DKK Danish Krone
EGP Egyptian Pound
EUR Euro
GBP British Pound
GO General Obligation
HUF Hungarian Forint
ICP Chilean Average Chamber Index
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PEN Peruvian New Sol
PIK Payment-in-kind
PLN Polish Zloty
RON New Romanian Leu
SEK Swedish Krona
SGD Singapore Dollar
SONIA Sterling Overnight Index Average
THB Thai Baht
TONA Tokyo overnight average rate
TRY Turkish Lira
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE International Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
Credit Default Swap
Protection Sold (Relevant
Credit: Markit iTraxx
Europe-S42, 5 Year Index,
12/20/29), Receive 5.00%
Quarterly, Pay upon credit
default, 2/19/25 @ 2.88%*
(EUR) 1 11,975 (18)
Morgan Stanley
Credit Default Swap
Protection Sold (Relevant
Credit: Markit iTraxx
Europe-S42, 5 Year Index,
12/20/29), Receive 1.00%
Quarterly, Pay upon credit
default, 2/19/25 @ 0.53%*
(EUR) 1 39,950 (17)
Total Options Written (Premiums $(88)) $ (35)

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
SWAPS (0.1)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Greece 0.0%
Bank of America, Protection
Sold (Relevant Credit: Hellenic Republic,
BBB-*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/29 (USD) 1,700 33 (43) 76
Citibank, Protection Sold (Relevant
Credit: Hellenic Republic, BBB-*),
Receive 1.00% Quarterly, Pay upon
credit default, 6/20/25 (USD) 1,356 6 (7) 13
Morgan Stanley, Protection
Sold (Relevant Credit: Hellenic Republic,
BBB-*), Receive 1.00% Quarterly, Pay
upon credit default, 6/20/25 (USD) 572 3 (2) 5
Total Greece (52) 94
Vietnam 0.0%
Goldman Sachs, Protection
Sold (Relevant Credit: Socialist Republic
of Vietnam, Ba2*), Receive 1.00%
Quarterly, Pay upon credit default,
6/20/26 (USD) 3,250 26 17 9
Total Vietnam 17 9
Total Bilateral Credit Default Swaps, Protection
Sold (35) 103
Total Bilateral Swaps (35) 103
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.1)%
Credit Default Swaps, Protection Bought (0.4)%
Canada (0.1)%
Protection Bought (Relevant Credit:
Bombardier), Pay 5.00% Quarterly,
Receive upon credit default, 6/20/28
(USD) 2,550 (306) (104) (202)
Total Canada (202)

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Foreign/Europe (0.4)%
Protection Bought (Relevant Credit:
Markit iTraxx Crossover-S41, 5 Year
Index), Pay 5.00% Quarterly, Receive
upon credit default, 6/20/29 * 7,950 (749) (746) (3)
Protection Bought (Relevant Credit:
Markit iTraxx Crossover-S42, 5 Year
Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/29 32,000 (2,656) (2,839) 183
Total Foreign/Europe 180
United States 0.1%
Protection Bought (Relevant Credit:
Markit CDX.EM-S41, 5 Year Index), Pay
1.00% Quarterly, Receive upon credit
default, 6/20/29 26,550 627 757 (130)
Total United States (130)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (152)
Credit Default Swaps, Protection Sold 0.0%
Greece 0.0%
Protection Sold (Relevant Credit:
Hellenic Republic, BBB-*), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/26 (USD) 1,600 19 17 2
Total Greece 2
Spain 0.0%
Protection Sold (Relevant Credit: Cellnex
Telecom, BBB-*), Receive 5.00%
Quarterly, Pay upon credit default,
12/20/28 753 132 122 10
Total Spain 10
Total Centrally Cleared Credit Default Swaps,
Protection Sold 12
Interest Rate Swaps 0.3%
Chile 0.0%
5 Year Interest Rate Swap, Pay Fixed
4.730 % Semi-Annually, Receive Variable
5.000% (ICP) Semi-Annually, 10/16/29 6,284,000 148 — 148
10 Year Interest Rate Swap, Pay Fixed
4.970% Semi-Annually, Receive Variable
5.000% (ICP) Semi-Annually, 10/17/34 2,012,645 83 — 83

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Interest Rate Swap, Pay Fixed
4.975% Semi-Annually, Receive Variable
5.000% (ICP) Semi-Annually, 10/16/34 2,019,255 83 — 83
10 Year Interest Rate Swap, Pay Fixed
5.526% Semi-Annually, Receive Variable
5.000% (ICP) Semi-Annually, 1/2/35 1,267,382 (2) — (2)
10 Year Interest Rate Swap, Pay Fixed
5.571% Semi-Annually, Receive Variable
5.000% (ICP) Semi-Annually, 12/27/34 406,067 (2) — (2)
10 Year Interest Rate Swap, Pay Fixed
5.601% Semi-Annually, Receive Variable
5.000% (ICP) Semi-Annually, 12/27/34 760,429 (6) — (6)
10 Year Interest Rate Swap, Pay Fixed
5.686% Semi-Annually, Receive Variable
5.000% (ICP) Semi-Annually, 1/1/35 506,953 (8) — (8)
Total Chile 296
China 0.1%
5 Year Interest Rate Swap, Receive
Fixed 1.653% Quarterly, Pay Variable
2.240% (7 Day Interbank Repo)
Quarterly, 9/20/29 20,545 33 — 33
5 Year Interest Rate Swap, Receive
Fixed 2.283% Quarterly, Pay Variable
2.240% (7 Day Interbank Repo)
Quarterly, 8/18/28 39,900 175 — 175
5 Year Interest Rate Swap, Receive
Fixed 2.476% Quarterly, Pay Variable
1.730% (7 Day Interbank Repo)
Quarterly, 6/1/28 29,985 151 — 151
5 Year Interest Rate Swap, Receive
Fixed 2.568% Quarterly, Pay Variable
2.200% (7 Day Interbank Repo)
Quarterly, 5/16/28 22,665 124 — 124
5 Year Interest Rate Swap, Receive
Fixed 2.579% Quarterly, Pay Variable
2.300% (7 Day Interbank Repo)
Quarterly, 5/15/28 28,915 159 — 159
Total China 642
Foreign/Europe 0.1%
15 Year Interest Rate Swap, Pay Fixed
2.199% Annually, Receive Variable
2.654% (6M EURIBOR) Semi-Annually,
12/13/39 3,250 95 — 95

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
15 Year Interest Rate Swap, Pay Fixed
2.213% Annually, Receive Variable
2.654% (6M EURIBOR) Semi-Annually,
12/13/39 1,625 44 — 44
15 Year Interest Rate Swap, Pay Fixed
2.244% Annually, Receive Variable
2.656% (6M EURIBOR) Semi-Annually,
12/16/39 1,625 38 — 38
20 Year Interest Rate Swap, Receive
Fixed 2.472% Annually, Pay Variable
3.239% (6M EURIBOR) Semi-Annually,
9/20/44 3,950 54 — 54
20 Year Interest Rate Swap, Receive
Fixed 2.510% Annually, Pay Variable
3.375% (6M EURIBOR) Semi-Annually,
8/19/44 7,950 147 — 147
Total Foreign/Europe 378
India 0.0%
5 Year Interest Rate Swap, Receive
Fixed 6.378% Semi-Annually, Pay
Variable 7.150% (1 Day INR MIBOR)
Semi-Annually, 5/28/29 288,090 21 — 21
5 Year Interest Rate Swap, Receive
Fixed 6.387% Semi-Annually, Pay
Variable 7.150% (1 Day INR MIBOR)
Semi-Annually, 5/28/29 286,606 22 — 22
5 Year Interest Rate Swap, Receive
Fixed 6.390% Semi-Annually, Pay
Variable 7.150% (1 Day INR MIBOR)
Semi-Annually, 5/28/29 298,304 23 — 23
7 Year Interest Rate Swap, Receive
Fixed 5.970% Semi-Annually, Pay
Variable 7.150% (1 Day INR MIBOR)
Semi-Annually, 9/22/31 329,300 (51) — (51)
7 Year Interest Rate Swap, Receive
Fixed 6.283% Semi-Annually, Pay
Variable 7.150% (1 Day INR MIBOR)
Semi-Annually, 7/21/31 411,300 16 — 16
7 Year Interest Rate Swap, Receive
Fixed 6.350% Semi-Annually, Pay
Variable 7.150% (1 Day INR MIBOR)
Semi-Annually, 6/20/31 317,250 26 — 26
Total India 57

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Japan 0.0%
5 Year Interest Rate Swap, Pay Fixed
0.418% Annually, Receive Variable
0.227% (JPY TONA) Annually, 8/10/28 3,018,045 195 — 195
10 Year Interest Rate Swap, Pay Fixed
0.989% Annually, Receive Variable
0.227% (JPY TONA) Annually, 11/13/34 674,000 15 — 15
Total Japan 210
Sweden 0.1%
5 Year Interest Rate Swap, Pay Fixed
2.137% Annually, Receive Variable
2.554% (3M SEK STIBOR) Quarterly,
12/12/29 56,750 89 — 89
5 Year Interest Rate Swap, Pay Fixed
2.141% Annually, Receive Variable
2.554% (3M SEK STIBOR) Quarterly,
12/12/29 56,750 88 — 88
10 Year Interest Rate Swap, Pay Fixed
2.305% Annually, Receive Variable
2.554% (3M SEK STIBOR) Quarterly,
12/12/34 53,050 170 — 170
10 Year Interest Rate Swap, Pay Fixed
2.320% Annually, Receive Variable
2.554% (3M SEK STIBOR) Quarterly,
12/12/34 53,050 164 — 164
10 Year Interest Rate Swap, Pay Fixed
2.452% Annually, Receive Variable
2.539% (3M SEK STIBOR) Quarterly,
12/19/34 58,275 120 — 120
10 Year Interest Rate Swap, Pay Fixed
2.571% Annually, Receive Variable
2.552% (3M SEK STIBOR) Quarterly,
12/25/34 80,400 89 — 89
Total Sweden 720
United Kingdom (0.0)%
2 Year Interest Rate Swap, Receive
Fixed 4.257% Annually, Pay Variable
4.716% (GBP SONIA) Annually, 11/9/26 24,200 (41) — (41)
5 Year Interest Rate Swap, Receive
Fixed 4.070% Annually, Pay Variable
4.716% (GBP SONIA) Annually, 11/7/29 7,705 (5) — (5)
Total United Kingdom (46)
Total Centrally Cleared Interest Rate Swaps 2,257

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Zero-Coupon Inflation Swaps (0.0)%
Foreign/Europe (0.0)%
5 Year Zero-Coupon Inflation Swap
Pay Fixed 1.860% at Maturity, Receive
Variable (Change in CPI) at Maturity,
9/17/29 19,950 (64) — (64)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 1.958% at Maturity, Receive
Variable (Change in CPI) at Maturity,
10/16/34 4,000 (30) — (30)
Total Foreign/Europe (94)
Total Centrally Cleared Zero-Coupon Inflation
Swaps (94)
Total Centrally Cleared Swaps 2,023
Net payments (receipts) of variation margin to date (1,966)
Variation margin receivable (payable) on centrally cleared swaps $ 57
**
Includes interest purchased or sold but not yet collected of $1.
*
Credit ratings as of December 31, 2024. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 1/16/25 TRY 126,458 USD 3,346 $ 172
Bank of America 1/16/25 USD 1,327 TRY 50,595 (80)
Bank of America 1/17/25 HUF 1,638,487 USD 4,362 (240)
Bank of America 1/17/25 KRW 1,121,371 USD 780 (20)
Bank of America 1/17/25 RON 7,061 USD 1,546 (78)
Bank of America 1/17/25 USD 8,328 RON 38,444 332
Bank of America 1/17/25 USD 4,376 ZAR 80,717 106
Bank of America 1/24/25 CZK 96,483 USD 4,136 (168)
Bank of America 1/24/25 EUR 8,279 USD 8,751 (166)
Bank of America 1/24/25 JPY 655,800 USD 4,360 (180)
Bank of America 1/24/25 NZD 100 USD 60 (4)
Bank of America 1/24/25 USD 1,247 AUD 1,918 59
Bank of America 1/24/25 USD 472 NOK 5,331 4
Bank of America 2/14/25 PLN 8,546 USD 2,114 (48)
Bank of America 2/14/25 USD 6,202 PLN 25,263 95
Bank of America 3/7/25 MYR 17,695 USD 4,012 (59)
Bank of America 3/7/25 THB 146,606 USD 4,325 (6)
Bank of America 3/7/25 USD 12,875 MYR 57,282 78
Bank of America 3/21/25 EUR 2,031 USD 2,120 (8)
Barclays Bank 1/16/25 TRY 30,605 USD 803 48
Barclays Bank 1/16/25 USD 1,323 TRY 47,874 (8)
Barclays Bank 1/17/25 USD 6,532 ZAR 115,303 431
Barclays Bank 1/17/25 ZAR 118,063 USD 6,571 (325)
Barclays Bank 1/24/25 CHF 66 USD 77 (4)
Barclays Bank 1/24/25 JPY 4,896,023 USD 33,017 (1,812)
Barclays Bank 1/24/25 NZD 584 USD 348 (21)
Barclays Bank 1/24/25 USD 112 AUD 179 1
Barclays Bank 1/24/25 USD 136 CHF 117 7
Barclays Bank 1/24/25 USD 654 CZK 15,639 11
Barclays Bank 2/21/25 GBP 11,162 USD 14,089 (120)
Barclays Bank 2/21/25 USD 460 EUR 435 8
Barclays Bank 2/21/25 USD 462 GBP 365 5
Barclays Bank 2/28/25 USD 241 SEK 2,634 3
Barclays Bank 3/14/25 CNH 15,884 USD 2,186 (17)
BNP Paribas 1/17/25 HUF 1,753,694 USD 4,769 (357)
BNP Paribas 1/17/25 PEN 5,588 USD 1,504 (17)
BNP Paribas 1/17/25 USD 610 KRW 839,121 41
BNP Paribas 1/17/25 USD 4,346 PEN 16,450 (30)
BNP Paribas 1/17/25 USD 2,258 ZAR 40,125 135
BNP Paribas 1/17/25 ZAR 27,078 USD 1,492 (60)
BNP Paribas 1/24/25 USD 1,872 CZK 44,734 33

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 2/14/25 PLN 17,255 USD 4,266 $ (95)
BNP Paribas 2/14/25 USD 2,071 PLN 8,442 30
BNP Paribas 2/21/25 EUR 10,926 USD 11,555 (212)
BNP Paribas 2/21/25 USD 4,096 EUR 3,898 49
BNP Paribas 3/7/25 USD 6,764 THB 233,676 (120)
BNP Paribas 3/14/25 CNH 180,613 USD 25,121 (465)
BNP Paribas 3/14/25 USD 4,212 CNH 30,422 59
BNY Mellon 1/24/25 AUD 511 USD 324 (8)
BNY Mellon 1/24/25 USD 636 CZK 15,297 7
Citibank 1/16/25 ILS 5,956 USD 1,595 44
Citibank 1/16/25 USD 2,362 EGP 121,114 (5)
Citibank 1/17/25 RON 38,477 USD 8,172 (170)
Citibank 1/17/25 USD 4,083 HUF 1,601,683 54
Citibank 1/17/25 USD 6,571 IDR 101,764,132 279
Citibank 1/17/25 USD 3,244 ZAR 57,390 207
Citibank 1/24/25 AUD 12,414 USD 8,276 (592)
Citibank 1/24/25 MXN 65,971 USD 3,149 1
Citibank 1/24/25 MXN 117,589 USD 5,707 (92)
Citibank 1/24/25 USD 77 AUD 119 3
Citibank 1/24/25 USD 15,200 CAD 21,096 512
Citibank 1/24/25 USD 10,477 CHF 9,318 182
Citibank 1/24/25 USD 3,855 CZK 91,970 73
Citibank 1/24/25 USD 234 JPY 34,923 11
Citibank 2/14/25 USD 2,101 PLN 8,562 32
Citibank 2/21/25 USD 163 GBP 128 2
Citibank 2/28/25 USD 131 SEK 1,423 2
Citibank 3/4/25 EGP 15,643 USD 299 —
Citibank 3/7/25 USD 8,722 COP 38,716,342 13
Citibank 3/12/25 EGP 52,386 USD 936 65
Citibank 3/21/25 EUR 1,030 USD 1,075 (5)
Citigroup Global
Markets 1/24/25 USD 2,158 MXN 44,389 38
Deutsche Bank 1/17/25 DKK 20,836 USD 3,070 (174)
Deutsche Bank 1/24/25 AUD 644 USD 424 (25)
Deutsche Bank 1/24/25 JPY 23,608 USD 160 (9)
Deutsche Bank 1/24/25 NOK 76,890 USD 7,052 (298)
Deutsche Bank 1/24/25 USD 164 AUD 245 12
Deutsche Bank 1/24/25 USD 270 CAD 384 3
Deutsche Bank 1/24/25 USD 316 JPY 48,774 5
Deutsche Bank 1/24/25 USD 243 JPY 38,356 (1)
Deutsche Bank 1/24/25 USD 4,213 NOK 46,834 99

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Deutsche Bank 1/24/25 USD 512 NZD 873 $ 24
Deutsche Bank 2/7/25 CLP 1,297,088 USD 1,369 (65)
Deutsche Bank 2/14/25 USD 1,702 PLN 6,829 51
Deutsche Bank 2/21/25 EUR 9,382 USD 9,873 (134)
Deutsche Bank 2/21/25 USD 1,680 EUR 1,598 21
Deutsche Bank 2/28/25 USD 241 SEK 2,639 2
Deutsche Bank 3/21/25 EUR 8,280 USD 8,782 (174)
Goldman Sachs 1/17/25 USD 5,614 IDR 85,476,282 330
Goldman Sachs 1/17/25 USD 1,365 INR 115,042 24
Goldman Sachs 1/17/25 USD 12,562 TWD 400,545 368
Goldman Sachs 1/24/25 USD 196 AUD 307 6
Goldman Sachs 1/24/25 USD 238 CAD 331 7
Goldman Sachs 2/21/25 EUR 934 USD 986 (16)
Goldman Sachs 2/21/25 GBP 5,277 USD 6,674 (70)
Goldman Sachs 2/21/25 USD 178 GBP 142 1
Goldman Sachs 2/28/25 USD 178 SEK 1,956 1
Goldman Sachs 3/6/25 BRL 20,790 USD 3,387 (62)
Goldman Sachs 3/6/25 USD 6,191 BRL 36,963 279
Goldman Sachs 3/7/25 USD 3,644 THB 126,018 (69)
Goldman Sachs 3/14/25 CNH 59,016 USD 8,518 (462)
HSBC Bank 1/17/25 USD 2,754 IDR 42,224,735 143
HSBC Bank 1/17/25 USD 701 KRW 1,031,477 1
HSBC Bank 1/24/25 CAD 263 USD 189 (6)
HSBC Bank 1/24/25 JPY 950,299 USD 6,318 (261)
HSBC Bank 1/24/25 NZD 130 USD 76 (3)
HSBC Bank 1/24/25 USD 120 AUD 186 5
HSBC Bank 1/24/25 USD 352 CAD 506 —
HSBC Bank 1/24/25 USD 14,966 MXN 295,974 833
HSBC Bank 2/7/25 USD 4,007 CLP 3,890,985 96
HSBC Bank 2/21/25 GBP 3,765 USD 4,774 (63)
HSBC Bank 2/21/25 USD 426 EUR 407 3
HSBC Bank 3/7/25 USD 14,251 MYR 63,320 105
HSBC Bank 3/14/25 CNH 181,523 USD 25,055 (273)
HSBC Bank 3/14/25 USD 2,620 CNH 18,944 34
JPMorgan Chase 1/17/25 ZAR 13,573 USD 749 (31)
JPMorgan Chase 1/24/25 AUD 1,406 USD 929 (59)
JPMorgan Chase 1/24/25 CAD 1,618 USD 1,171 (44)
JPMorgan Chase 1/24/25 CZK 2,809 USD 120 (5)
JPMorgan Chase 1/24/25 JPY 759,750 USD 5,097 (255)
JPMorgan Chase 1/24/25 MXN 22,246 USD 1,101 (38)
JPMorgan Chase 1/24/25 USD 158 AUD 253 2

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 1/24/25 USD 11,974 CAD 16,535 $ 461
JPMorgan Chase 1/24/25 USD 639 CZK 15,280 11
JPMorgan Chase 1/24/25 USD 1,377 EUR 1,311 18
JPMorgan Chase 1/24/25 USD 276 JPY 42,124 7
JPMorgan Chase 1/24/25 USD 121 NOK 1,344 3
JPMorgan Chase 1/24/25 USD 44 NZD 76 2
JPMorgan Chase 2/14/25 PLN 17,069 USD 4,251 (124)
JPMorgan Chase 2/14/25 USD 2,191 PLN 8,911 37
JPMorgan Chase 2/21/25 EUR 107 USD 113 (2)
JPMorgan Chase 2/21/25 GBP 248 USD 316 (6)
JPMorgan Chase 2/21/25 USD 222 EUR 209 5
JPMorgan Chase 2/28/25 USD 623 SEK 6,821 4
JPMorgan Chase 3/7/25 USD 1,333 THB 45,908 (20)
JPMorgan Chase 3/14/25 CNH 8,843 USD 1,232 (24)
JPMorgan Chase 3/14/25 USD 4,423 CNH 30,939 199
JPMorgan Chase 3/21/25 EUR 441 USD 470 (11)
JPMorgan Chase 3/21/25 USD 913 EUR 863 16
Morgan Stanley 1/24/25 NZD 6,102 USD 3,705 (290)
Morgan Stanley 1/24/25 USD 256 CAD 369 (1)
Morgan Stanley 1/24/25 USD 168 CHF 146 6
Morgan Stanley 2/21/25 USD 105 GBP 84 —
Nomura Securities
International 3/14/25 CNH 3,011 USD 413 (2)
RBC Dominion
Securities 1/24/25 CHF 1,929 USD 2,167 (36)
RBC Dominion
Securities 1/24/25 USD 726 AUD 1,166 4
RBC Dominion
Securities 1/24/25 USD 251 CAD 352 6
Societe Generale 3/21/25 USD 9,135 EUR 8,635 158
Standard Chartered 2/28/25 SEK 20,735 USD 1,894 (14)
State Street 1/24/25 AUD 9,879 USD 6,566 (451)
State Street 1/24/25 CZK 27,750 USD 1,204 (63)
State Street 1/24/25 USD 7,773 CZK 181,816 297
State Street 1/24/25 USD 1,249 JPY 189,454 41
State Street 3/14/25 USD 8,558 SGD 11,409 178
Toronto-Dominion Bank 1/24/25 CAD 4,094 USD 2,971 (120)
Toronto-Dominion Bank 2/21/25 GBP 504 USD 639 (9)
Toronto-Dominion Bank 3/21/25 EUR 3,508 USD 3,688 (41)
UBS Investment Bank 1/17/25 KRW 25,372,705 USD 19,348 (2,135)
UBS Investment Bank 1/17/25 USD 641 INR 54,013 12
UBS Investment Bank 1/24/25 CHF 7,411 USD 8,461 (273)

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
UBS Investment Bank 1/24/25 JPY 3,487,354 USD 23,523 $ (1,296)
UBS Investment Bank 1/24/25 USD 281 AUD 430 15
UBS Investment Bank 1/24/25 USD 98 CAD 136 4
UBS Investment Bank 1/24/25 USD 3,305 CHF 2,830 178
UBS Investment Bank 1/24/25 USD 205 JPY 30,898 8
UBS Investment Bank 1/24/25 USD 586 NOK 6,531 12
UBS Investment Bank 1/24/25 USD 181 NZD 299 14
UBS Investment Bank 2/28/25 USD 693 SEK 7,590 5
UBS Investment Bank 3/6/25 BRL 4,193 USD 670 —
UBS Investment Bank 3/6/25 BRL 4,082 USD 675 (22)
UBS Investment Bank 3/6/25 USD 2,078 BRL 12,767 36
UBS Investment Bank 3/7/25 USD 3,616 THB 125,515 (82)
UBS Investment Bank 3/14/25 CNH 198,789 USD 27,485 (346)
Wells Fargo 1/17/25 USD 6,256 PEN 23,438 22
Wells Fargo 1/24/25 JPY 243,282 USD 1,589 (38)
Wells Fargo 1/24/25 USD 1,037 JPY 162,652 1
Net unrealized gain (loss) on open forward
currency exchange contracts $ (6,148)

T. ROWE PRICE International Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 41 Commonwealth of Australia ten year
bond contracts 3/25 (2,864) $ 18
Long, 86 Commonwealth of Australia three year
bond contracts 3/25 5,650 —
Short, 180 Euro BOBL contracts 3/25 (21,975) 244
Long, 126 Euro BTP contracts 3/25 15,659 (345)
Short, 180 Euro BUND contracts 3/25 (24,880) 239
Long, 5 Euro BUXL thirty year bond contracts 3/25 687 (42)
Long, 105 Euro OAT contracts 3/25 13,422 (299)
Short, 83 Euro SCHATZ contracts 3/25 (9,198) 32
Short, 41 Government of Canada ten year bond
contracts 3/25 (3,497) 13
Short, 9 Government of Japan ten year bond
contracts 3/25 (8,117) 36
Long, 144 Republic of South Korea ten year bond
contracts 3/25 11,437 (236)
Short, 181 Republic of South Korea three year
bond contracts 3/25 (13,113) 57
Net payments (receipts) of variation margin to date 245
Variation margin receivable (payable) on open futures contracts $ (38)

T. ROWE PRICE International Bond Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.53% $ — $ — $ 800++
Totals $ —# $ — $ 800+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
12/31/24
T. Rowe Price Government
Reserve Fund, 4.53% $ 25,836  ¤  ¤ $ 28,373
Total $ 28,373^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $800 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $28,373.

T. ROWE PRICE International Bond Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $889,620) $ 831,829
Interest receivable 9,788
Unrealized gain on forward currency exchange contracts 7,447
Receivable for shares sold 584
Cash 141
Unrealized gain on bilateral swaps 103
Foreign currency (cost $102) 102
Variation margin receivable on centrally cleared swaps 57
Due from affiliates 29
Bilateral swap premiums paid 17
Other assets 197
Total assets 850,294
Liabilities
Unrealized loss on forward currency exchange contracts 13,595
Obligation to return securities lending collateral 6,794
Payable for shares redeemed 985
Investment management fees payable 342
Bilateral swap premiums received 52
Variation margin payable on futures contracts 38
Options written (premiums $88) 35
Payable to directors 1
Other liabilities 108
Total liabilities 21,950
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 828,344

T. ROWE PRICE International Bond Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (165,006)
Paid-in capital applicable to 121,902,429 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of
the Corporation authorized 993,350
NET ASSETS $ 828,344
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $186,506; Shares outstanding: 27,486,932) $ 6.79
Advisor Class
(Net assets: $1,286; Shares outstanding: 192,630) $ 6.68
I Class
(Net assets: $473,534; Shares outstanding: 69,608,154) $ 6.80
Z Class
(Net assets: $167,018; Shares outstanding: 24,614,713) $ 6.79

T. ROWE PRICE International Bond Fund
Statement of Operations

($000s)
Year
Ended
12/31/24
Investment Income (Loss)
Income
.
  Interest (net of foreign taxes of $501) $ 33,390
Dividend 800
Securities lending 35
Total income 34,225
Expenses
Investment management 4,286
Shareholder servicing
Investor Class $ 701
Advisor Class 8
I Class 70 779
Rule 12b-1 fees
Advisor Class 4
Prospectus and shareholder reports
Investor Class 31
Advisor Class 2
I Class 4
Z Class 2 39
Custody and accounting 253
Registration 67
Legal and audit 52
Directors 3
Waived / paid by Price Associates (1,552)
Total expenses 3,931
Net investment income 30,294

T. ROWE PRICE International Bond Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $93) (26,334)
Futures 1,219
Swaps (4,203)
Options written 112
Forward currency exchange contracts (10,680)
Foreign currency transactions 27
Net realized loss (39,859)
Change in net unrealized gain / loss
Securities (34,370)
Futures (116)
Swaps 5,018
Options written 1,007
Forward currency exchange contracts (9,174)
Other assets and liabilities denominated in foreign currencies (600)
Change in net unrealized gain / loss (38,235)
Net realized and unrealized gain / loss (78,094)
DECREASE IN NET ASSETS FROM OPERATIONS $ (47,800)

T. ROWE PRICE International Bond Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 30,294 $ 28,491
Net realized loss (39,859) (49,485)
Change in net unrealized gain / loss (38,235) 83,213
Increase (decrease) in net assets from operations (47,800) 62,219
Distributions to shareholders
Net earnings
Investor Class – (1,039)
Advisor Class – (12)
I Class – (1,981)
Z Class – (1,508)
Tax return of capital – –
Investor Class (6,531) (5,164)
Advisor Class (45) (82)
I Class (14,817) (9,677)
Z Class (7,688) (7,810)
Decrease in net assets from distributions (29,081) (27,273)
Capital share transactions
*
Shares sold
Investor Class 23,286 25,373
Advisor Class 398 162
I Class 95,196 90,677
Z Class 5,355 93,805
Distributions reinvested
Investor Class 6,250 5,945
Advisor Class 45 93
I Class 14,213 11,168
Z Class 7,678 9,318
Shares redeemed
Investor Class (68,694) (51,191)
Advisor Class (1,043) (1,490)
I Class (49,513) (68,823)
Z Class (103,142) (67,712)
Increase (decrease) in net assets from capital
share transactions (69,971) 47,325

T. ROWE PRICE International Bond Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Net Assets
Increase (decrease) during period (146,852) 82,271
Beginning of period 975,196 892,925
End of period $ 828,344 $ 975,196
*Share information (000s)
Shares sold
Investor Class 3,298 3,586
Advisor Class 58 23
I Class 13,501 12,725
Z Class 757 12,976
Distributions reinvested
Investor Class 888 842
Advisor Class 7 13
I Class 2,015 1,579
Z Class 1,091 1,321
Shares redeemed
Investor Class (9,742) (7,226)
Advisor Class (151) (219)
I Class (7,002) (9,756)
Z Class (14,847) (9,918)
Increase (decrease) in shares outstanding (10,127) 5,946

T. ROWE PRICE International Bond Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Bond
Fund (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide current income and capital appreciation. The fund has four classes of shares: the International
Bond Fund (Investor Class), the International Bond Fund–Advisor Class
(Advisor Class), the International Bond Fund–I Class (I Class) and the
International Bond Fund–Z Class (Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by
T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor, I and Z Classes do not pay Rule
12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities

T. ROWE PRICE International Bond Fund

are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as

T. ROWE PRICE International Bond Fund

may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

T. ROWE PRICE International Bond Fund

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service

T. ROWE PRICE International Bond Fund

or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE International Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2024
(for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 565,309 $ — $ 565,309
Corporate Bonds — 180,283 2,699 182,982
Short-Term Investments 21,579 49,143 — 70,722
Securities Lending Collateral 6,794 — — 6,794
Options Purchased — 6,022 — 6,022
Total Securities 28,373 800,757 2,699 831,829
Swaps* — 2,635 — 2,635
Forward Currency Exchange
Contracts — 7,447 — 7,447
Futures Contracts* 639 — — 639
Total $ 29,012 $ 810,839 $ 2,699 $ 842,550
Liabilities
Options Written $ — $ 35 $ — $ 35
Swaps* — 544 — 544
Forward Currency Exchange
Contracts — 13,595 — 13,595
Futures Contracts* 922 — — 922
Total $ 922 $ 14,174 $ — $ 15,096
1
Includes Asset-Backed Securities, Government Bonds and Municipal Securities.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE International Bond Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of
December 31, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE International Bond Fund

($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Centrally Cleared Swaps, Futures,
Securities^ $ 5,955
Foreign exchange derivatives Forwards, Securities^ 10,381
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps, Securities^ 407
^
,*
Total $ 16,743
^
,*
Liabilities
Inflation derivatives Centrally Cleared Swaps $ 94
Interest rate derivatives Centrally Cleared Swaps, Futures 1,037
Foreign exchange derivatives Forwards 13,595
Credit derivatives Centrally Cleared Swaps, Options
Written 370
Total $ 15,096
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying
Portfolio of Investments.

T. ROWE PRICE International Bond Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ (125) $ (125)
Interest rate
derivatives — 24 1,219 — (3,310) (2,067)
Foreign
exchange
derivatives (33) — — (10,680) — (10,713)
Credit
derivatives 99 88 — — (768) (581)
Total $ 66 $ 112 $ 1,219 $ (10,680) $ (4,203) $ (13,486)
Change in
Unrealized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ (94) $ (94)
Interest rate
derivatives 16 954 (116) — 5,315 6,169
Foreign
exchange
derivatives 197 — — (9,174) — (8,977)
Credit
derivatives 33 53 — — (203) (117)
Total $ 246 $ 1,007 $ (116) $ (9,174) $ 5,018 $ (3,019)
^ Options purchased are reported as securities.

T. ROWE PRICE International Bond Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to
$250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the

T. ROWE PRICE International Bond Fund

fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets.
For bilateral derivatives, collateral posted by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of December 31, 2024, securities valued at $6,671,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

T. ROWE PRICE International Bond Fund

The following table summarizes the fund’s OTC and bilateral derivatives at the reporting date by loss exposure to each counterparty after consideration of collateral, if any.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily
($000s)
Gross Value on
Statements of
Assets
and Liabilities
Net amount
due (to)/from
Counterparty
or Exchange
Collateral
Pledged
(Received)
by Fund
Loss
Exposure,
After
Collateral*
(not less
than $0)
Counterparty Assets Liabilities
Bank of America $ 3,266 $ (1,057) $ 2,209 $ (2,142) $ 67
Barclays Bank 514 (2,307) (1,793) 1,841 48
BNP Paribas 347 (1,356) (1,009) 860 —
BNY Mellon 7 (8) (1) — —
Citibank 4,430 (864) 3,566 (3,580) —
Citigroup Global
Markets 38 — 38 — 38
Deutsche Bank 217 (880) (663) 655 —
Goldman Sachs 1,042 (679) 363 (260) 103
HSBC Bank 1,378 (606) 772 (498) 274
JPMorgan Chase 765 (619) 146 (370) —
Morgan Stanley 542 (326) 216 (180) 36
Nomura Securities
International — (2) (2) — —
RBC Dominion
Securities 10 (36) (26) — —
Societe Generale 158 — 158 — 158
Standard Chartered — (14) (14) — —
State Street 516 (514) 2 118 120
Toronto-Dominion
Bank — (170) (170) — —
UBS Investment
Bank 284 (4,154) (3,870) 3,710 —
Wells Fargo 23 (38) (15) — —
Total $ 13,537 $ (13,630)
* In situations such as counterparty default or bankruptcy, the fund may have further rights of offset against amounts due to or from the counterparty under other agreements.

T. ROWE PRICE International Bond Fund

to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended December 31, 2024, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 37% and 48% of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; as a cash management tool; or to adjust portfolio duration. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms.
Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected

T. ROWE PRICE International Bond Fund

as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying
Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/
or interest rates, and potential losses in excess of the fund’s initial investment.
During the year ended December 31, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 7% and
17% of net assets.
Options   The fund is subject to interest rate risk, foreign currency exchange rate risk and credit risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying
Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of
Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations.
In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate; although certain currency options may be settled by exchanging only the net gain or loss on the contract. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined
terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated
in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty;
possible failure of counterparties to meet the terms of the agreements;

T. ROWE PRICE International Bond Fund

movements in the underlying asset values, interest rates, currency values and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended December 31, 2024, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 2% and 40% of net assets.
Swaps  The fund is subject to interest rate risk, credit risk and inflation risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure.
Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of
Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying
Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms;
unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of
Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract
(variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the

T. ROWE PRICE International Bond Fund

terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of December 31, 2024, the notional amount of protection sold by the fund totaled $9,258,000 (1.1% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

T. ROWE PRICE International Bond Fund

During the year ended December 31, 2024, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 22% and
66% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to

T. ROWE PRICE International Bond Fund

changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
December 31, 2024, the value of loaned securities was $6,324,000, including securities sold but not yet settled, which are not reflected in the accompanying
Portfolio of Investments; the value of cash collateral and related investments was $6,794,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $428,602,000 and
$508,864,000, respectively, for the year ended December 31, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have

T. ROWE PRICE International Bond Fund

no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the current net operating loss, the character of net currency gains or losses and the character of income on swaps.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2024, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales, the realization of gains/losses on certain open derivative contracts and the character of income on certain derivatives contracts. The loss carryforwards
($000s)
December 31,
2024
December 31,
2023
Ordinary income (including short-term capital
gains, if any) $ — $ 4,540
Return of capital 29,081 22,733
Total distributions $ 29,081 $ 27,273
($000s)
Cost of investments $ 887,113
Unrealized appreciation $ 29,372
Unrealized depreciation (84,526)
Net unrealized appreciation (depreciation) $ (55,154)
($000s)
Overdistributed ordinary income $ (2,413)
Net unrealized appreciation (depreciation) (55,154)
Loss carryforwards and deferrals (107,439)
Total distributable earnings (loss) $ (165,006)

T. ROWE PRICE International Bond Fund

and deferrals primarily relate to capital loss carryforwards, late-year ordinary loss deferrals and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains. The fund has elected to defer certain losses to the first day of the following fiscal year for late-year ordinary loss deferrals.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.20%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2024, the effective annual group fee rate was 0.28%.

T. ROWE PRICE International Bond Fund

The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may

T. ROWE PRICE International Bond Fund

only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended December 31, 2024 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $1,854,000 remain subject to repayment by the fund at December 31, 2024. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended
December 31, 2024, expenses incurred pursuant to these service agreements were $124,000 for Price Associates; $556,000 for T. Rowe Price Services, Inc.;
and $7,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Investor
Class
Advisor
Class I Class Z Class
Expense limitation/I Class
Limit 0.67% 1.09% 0.05% 0.00%
Expense limitation date 02/28/27 02/28/27 02/28/27 N/A
(Waived)/repaid during the
period ($000s) $(422) $(5) $(33) $(1,092)

T. ROWE PRICE International Bond Fund

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended December 31, 2024, the fund was charged $9,000 for shareholder servicing costs related to the college savings plans, of which $2,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
December 31, 2024, approximately 4% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At December 31, 2024, approximately 5% of the I Class's and 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and

T. ROWE PRICE International Bond Fund

sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting

T. ROWE PRICE International Bond Fund

market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE International Bond Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price International Funds, Inc. and
Shareholders of T. Rowe Price International Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price International Bond Fund (one of the funds constituting T. Rowe Price International Funds, Inc., referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31,
2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE International Bond Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE International Bond Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F76-050 2/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2) Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date   February 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date   February 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date   February 18, 2025